Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 13.0%
Security	Principal Amount (000's omitted)	Value
Alinea CLO Ltd., Series 2018-1A, Class E, 11.586%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	$1,000	$ 995,004
AMMC CLO 15 Ltd., Series 2014-15A, Class ERR, 12.50%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	500	498,753
AMMC CLO XII Ltd., Series 2013-12A, Class ER, 11.767%, (3 mo. SOFR + 6.442%), 11/10/30(1)(2)	2,000	1,990,022
ARES XXXIV CLO Ltd., Series 2015-2A, Class ER, 12.429%, (3 mo. SOFR + 7.112%), 4/17/33(1)(2)	2,000	2,001,552
ARES XXXVR CLO Ltd., Series 2015-35RA, Class E, 11.29%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	2,000	2,009,940
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class D2R, (3 mo. SOFR + 4.50%), 7/15/37(1)(2)(3)	1,000	1,003,750
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class E, 12.279%, (3 mo. SOFR + 6.962%), 1/17/32(1)(2)	3,000	3,016,332
Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class ER, 11.94%, (3 mo. SOFR + 6.612%), 7/15/32(1)(2)	3,000	3,010,200
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 12.34%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	4,500	4,532,697
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 12.255%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	2,000	2,007,806
Benefit Street Partners CLO XXXII Ltd.:
Series 2023-32A, Class D, 9.615%, (3 mo. SOFR + 4.25%), 10/25/36(1)(2)	3,000	3,094,296
Series 2023-32A, Class E, 12.715%, (3 mo. SOFR + 7.35%), 10/25/36(1)(2)	2,000	2,088,796
BlueMountain CLO Ltd.:
Series 2016-3A, Class ER, 11.534%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	2,000	1,973,992
Series 2018-1A, Class E, 11.541%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	1,000	928,406
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 12.426%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	978,075
BlueMountain CLO XXV Ltd., Series 2019-25A, Class ER, 12.84%, (3 mo. SOFR + 7.512%), 7/15/36(1)(2)	2,000	1,983,650
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.716%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	2,500	2,511,910
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 12.029%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,950,426
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 12.875%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	999,652
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 8.894%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	3,000	3,011,568
Security	Principal Amount (000's omitted)	Value
Bryant Park Funding Ltd., Series 2023-21A, Class D, 10.777%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	$3,000	$ 3,046,401
Canyon Capital CLO Ltd.:
Series 2016-2A, Class ER, 11.59%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	3,350	3,272,364
Series 2019-2A, Class ER, 12.34%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,000	993,798
Carlyle C17 CLO Ltd., Series C17A, Class DR, 11.591%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	1,750	1,728,893
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 12.09%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	2,000	2,005,730
Series 2014-4RA, Class D, 11.24%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,250	1,227,168
Series 2015-5A, Class DR, 12.286%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	1,000	986,988
Carlyle U.S. CLO Ltd.:
Series 2022-6A, Class DR, 10.074%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	5,400	5,570,618
Series 2022-6A, Class ER, 13.224%, (3 mo. SOFR + 7.90%), 10/25/36(1)(2)	2,000	2,089,878
Cedar Funding X CLO Ltd., Series 2019-10A, Class ER, 12.086%, (3 mo. SOFR + 6.762%), 10/20/32(1)(2)	1,500	1,507,238
Clover CLO Ltd., Series 2019-1A, Class ER, 12.027%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	2,877	2,885,222
Dryden 41 Senior Loan Fund, Series 2015-41A, Class ER, 10.89%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	2,000	1,853,882
Dryden 42 Senior Loan Fund, Series 2016-42A, Class ERR, 11.829%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	1,000	1,004,962
Elmwood CLO 14 Ltd., Series 2022-1A, Class E, 11.675%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,000	1,009,911
Elmwood CLO 17 Ltd., Series 2022-4A, Class E, 12.467%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,000	2,021,096
Elmwood CLO VI Ltd., Series 2020-3A, Class D2RR, (3 mo. SOFR + 4.35%), 7/18/37(1)(2)(3)	1,000	1,003,750
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 9.128%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	4,000	4,070,016
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 8.875%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	2,000	2,002,926
Galaxy XIX CLO Ltd., Series 2015-19A, Class D2R, 12.585%, (3 mo. SOFR + 7.262%), 7/24/30(1)(2)	1,600	1,605,416
Galaxy XV CLO Ltd., Series 2013-15A, Class ER, 12.235%, (3 mo. SOFR + 6.907%), 10/15/30(1)(2)	3,275	3,283,309
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 10.836%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	1,100	1,103,077
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 12.425%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	2,007,296

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 9.296%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	$2,000	$ 2,029,442
Madison Park Funding XVII Ltd., Series 2015-17A, Class ER, 12.086%, (3 mo. SOFR + 6.762%), 7/21/30(1)(2)	2,000	2,010,260
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ER, 12.379%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	3,000	3,022,404
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 11.922%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	3,500	3,529,512
Marble Point CLO XIX Ltd., Series 2020-3A, Class DR, 9.588%, (3 mo. SOFR + 4.00%), 1/19/34(1)(2)	3,000	3,009,795
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class ER, 11.786%, (3 mo. SOFR + 6.462%), 1/20/31(1)(2)	2,000	2,009,656
Neuberger Berman Loan Advisers CLO 31 Ltd., Series 2019-31A, Class ER, 12.086%, (3 mo. SOFR + 6.762%), 4/20/31(1)(2)	1,000	1,007,421
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class E, 11.824%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,000	2,008,756
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,412	1,318,881
Oaktree CLO Ltd., Series 2019-4A, Class D2RR, 10.033%, (3 mo. SOFR + 4.70%), 7/20/37(1)(2)	2,000	2,005,446
OCP CLO Ltd.:
Series 2023-27A, Class DR, 8.674%, (3 mo. SOFR + 3.35%), 7/16/35(1)(2)	2,000	2,022,770
Series 2024-32A, Class D1, 9.076%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	4,000	4,018,584
Octagon 68 Ltd.:
Series 2023-1A, Class D, 9.525%, (3 mo. SOFR + 4.20%), 10/20/36(1)(2)	5,000	5,157,110
Series 2023-1A, Class E, 12.565%, (3 mo. SOFR + 7.24%), 10/20/36(1)(2)	2,000	2,086,076
Palmer Square CLO Ltd.:
Series 2013-2A, Class DRR, 11.429%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	2,000	2,008,612
Series 2018-1A, Class CR, 9.224%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	3,000	3,053,505
Series 2019-1A, Class DR, 12.084%, (3 mo. SOFR + 6.762%), 11/14/34(1)(2)	2,000	2,008,210
Series 2021-3A, Class E, 11.74%, (3 mo. SOFR + 6.412%), 1/15/35(1)(2)	2,500	2,530,000
Series 2023-3A, Class D, 10.058%, (3 mo. SOFR + 4.70%), 1/20/37(1)(2)	3,500	3,576,111
RAD CLO 5 Ltd., Series 2019-5A, Class E, 12.285%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	4,550	4,582,787
RAD CLO 22 Ltd., Series 2023-22A, Class D, 10.372%, (3 mo. SOFR + 5.00%), 1/20/37(1)(2)	3,000	3,119,187
Regatta XII Funding Ltd., Series 2019-1A, Class ER, 11.94%, (3 mo. SOFR + 6.612%), 10/15/32(1)(2)	2,000	2,007,212
Security	Principal Amount (000's omitted)	Value
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 11.54%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	$2,000	$ 1,969,980
Regatta XIV Funding Ltd., Series 2018-3A, Class E, 11.535%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	1,000	1,001,094
Regatta XVI Funding Ltd., Series 2019-2A, Class E, 12.59%, (3 mo. SOFR + 7.262%), 1/15/33(1)(2)	1,800	1,812,155
Vibrant CLO 1X Ltd., Series 2018-9A, Class D, 11.836%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	1,000	875,826
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 12.356%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	575	573,620
Voya CLO Ltd.:
Series 2015-3A, Class DR, 11.786%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	3,000	2,819,847
Series 2016-3A, Class DR, 11.669%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	1,400	1,303,092
Series 2024-2A, Class D, 8.522%, (3 mo. SOFR + 3.20%), 7/20/37(1)(2)	2,000	2,005,398
Wellfleet CLO Ltd., Series 2020-1A, Class D, 12.83%, (3 mo. SOFR + 7.502%), 4/15/33(1)(2)	2,000	1,972,494
Total Asset-Backed Securities (identified cost $157,863,390)		$ 159,322,009

Closed-End Funds — 1.7%
Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,188,579	$ 21,207,330
Total Closed-End Funds (identified cost $26,062,179)		$ 21,207,330

Collateralized Mortgage Obligations — 24.2%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	$2,697	$ 2,457,257
Champs Trust, Series 2024-1, Class A, 9.257%, 7/25/59(1)	12,000	12,410,693
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	109	108,852
Series 2122, Class K, 6.00%, 2/15/29	19	18,564
Series 2130, Class K, 6.00%, 3/15/29	13	12,751
Series 2167, Class BZ, 7.00%, 6/15/29	16	16,431
Series 2182, Class ZB, 8.00%, 9/15/29	150	154,878
Series 2198, Class ZA, 8.50%, 11/15/29	126	129,196
Series 2458, Class ZB, 7.00%, 6/15/32	280	289,117
Series 3762, Class SH, 0.00%, (9.771% - 30-day SOFR Average x 2.00, Floor 0.00%), 11/15/40(5)	354	254,312
Series 4273, Class PU, 4.00%, 11/15/43	2,263	2,021,911

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 4273, Class SP, 0.00%, (11.695% - 30-day SOFR Average x 2.667, Floor 0.00%), 11/15/43(5)	$503	$ 388,963
Series 4678, Class PC, 3.00%, 1/15/46	2,088	1,928,402
Series 5028, Class TZ, 2.00%, 10/25/50	2,684	1,397,972
Series 5035, Class AZ, 2.00%, 11/25/50	8,227	3,870,591
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(5)	2,047	1,161,177
Series 5327, Class B, 6.00%, 8/25/53	5,000	5,122,073
Series 5353, Class AZ, 6.50%, 11/25/53	2,088	2,179,921
Series 5410, Class KY, 6.00%, 5/25/54	36,000	36,817,391
Series 5424, Class CZ, 6.00%, 6/25/54	15,343	15,703,958
Series 5428, Class Z, 6.00%, 7/25/54	4,000	4,081,910
Series 5429, Class DZ, 6.00%, 7/25/54	3,000	3,045,031
Interest Only:(6)
Series 284, Class S6, 0.653%, (5.986% - 30-day SOFR Average), 10/15/42(5)	1,000	92,387
Series 362, Class C7, 3.50%, 9/15/47	4,102	782,947
Series 362, Class C11, 4.00%, 12/15/47	3,786	824,452
Series 4067, Class JI, 3.50%, 6/15/27	370	12,251
Series 4070, Class S, 0.653%, (5.986% - 30-day SOFR Average), 6/15/32(5)	2,020	104,806
Series 4094, Class CS, 0.553%, (5.886% - 30-day SOFR Average), 8/15/42(5)	594	52,933
Series 4095, Class HS, 0.653%, (5.986% - 30-day SOFR Average), 7/15/32(5)	383	11,454
Series 4109, Class ES, 0.703%, (6.036% - 30-day SOFR Average), 12/15/41(5)	81	7,627
Series 4110, Class SA, 0.203%, (5.536% - 30-day SOFR Average), 9/15/42(5)	1,742	101,258
Series 4149, Class S, 0.803%, (6.136% - 30-day SOFR Average), 1/15/33(5)	1,078	60,294
Series 4188, Class AI, 3.50%, 4/15/28	275	7,567
Series 4203, Class QS, 0.803%, (6.136% - 30-day SOFR Average), 5/15/43(5)	2,022	125,438
Series 4408, Class IP, 3.50%, 4/15/44	1,314	163,708
Series 4435, Class BI, 3.50%, 7/15/44	2,539	368,653
Series 4629, Class QI, 3.50%, 11/15/46	1,144	207,245
Series 4644, Class TI, 3.50%, 1/15/45	1,210	154,990
Series 4744, Class IO, 4.00%, 11/15/47	1,935	408,064
Series 4749, Class IL, 4.00%, 12/15/47	861	181,817
Series 4793, Class SD, 0.753%, (6.086% - 30-day SOFR Average), 6/15/48(5)	4,077	440,669
Series 4966, Class SY, 0.60%, (5.936% - 30-day SOFR Average), 4/25/50(5)	10,758	1,254,383
Principal Only:(7)
Series 242, Class PO, 0.00%, 11/15/36	1,615	1,283,523
Series 259, Class PO, 0.00%, 4/15/39	1,041	815,077
Series 3606, Class PO, 0.00%, 12/15/39	1,064	809,172
Series 4417, Class KO, 0.00%, 12/15/43	184	120,827
Series 4478, Class PO, 0.00%, 5/15/45	549	393,911
Federal National Mortgage Association:
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1	1,197
Series 1996-57, Class Z, 7.00%, 12/25/26	48	47,640
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 1997-77, Class Z, 7.00%, 11/18/27	$39	$ 40,175
Series 1998-44, Class ZA, 6.50%, 7/20/28	51	51,886
Series 1999-45, Class ZG, 6.50%, 9/25/29	15	15,155
Series 2000-22, Class PN, 6.00%, 7/25/30	212	210,384
Series 2002-21, Class PE, 6.50%, 4/25/32	155	158,661
Series 2005-75, Class CS, 2.401%, (23.742% - 30-day SOFR Average x 4.00), 9/25/35(5)	491	521,276
Series 2007-74, Class AC, 5.00%, 8/25/37	1,838	1,818,882
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(5)	196	186,132
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,327	1,000,945
Series 2013-6, Class TA, 1.50%, 1/25/43	1,134	970,712
Series 2013-67, Class NF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 7/25/43(2)	947	866,604
Series 2017-15, Class LE, 3.00%, 6/25/46	396	382,705
Series 2017-48, Class LG, 2.75%, 5/25/47	1,293	1,110,736
Interest Only:(6)
Series 2011-101, Class IC, 3.50%, 10/25/26	714	14,526
Series 2011-101, Class IE, 3.50%, 10/25/26	230	4,623
Series 2012-33, Class CI, 3.50%, 3/25/27	248	2,542
Series 2012-118, Class IN, 3.50%, 11/25/42	2,687	519,878
Series 2012-124, Class IO, 1.51%, 11/25/42(8)	1,040	46,605
Series 2012-125, Class IG, 3.50%, 11/25/42	8,490	1,756,403
Series 2012-150, Class SK, 0.70%, (6.036% - 30-day SOFR Average), 1/25/43(5)	1,563	152,354
Series 2013-12, Class SP, 0.20%, (5.536% - 30-day SOFR Average), 11/25/41(5)	246	2,927
Series 2013-15, Class DS, 0.75%, (6.086% - 30-day SOFR Average), 3/25/33(5)	3,141	148,953
Series 2013-16, Class SY, 0.70%, (6.036% - 30-day SOFR Average), 3/25/43(5)	856	84,906
Series 2013-64, Class PS, 0.80%, (6.136% - 30-day SOFR Average), 4/25/43(5)	1,135	76,610
Series 2013-75, Class SC, 0.80%, (6.136% - 30-day SOFR Average), 7/25/42(5)	1,334	27,931
Series 2014-32, Class EI, 4.00%, 6/25/44	314	57,667
Series 2014-55, Class IN, 3.50%, 7/25/44	666	125,368
Series 2014-89, Class IO, 3.50%, 1/25/45	893	170,761
Series 2015-52, Class MI, 3.50%, 7/25/45	783	149,700
Series 2018-21, Class IO, 3.00%, 4/25/48	3,644	585,178
Series 2019-1, Class AS, 0.55%, (5.886% - 30-day SOFR Average), 2/25/49(5)	5,463	334,809
Series 2019-33, Class SK, 0.60%, (5.936% - 30-day SOFR Average), 7/25/49(5)	3,761	344,760
Series 2020-23, Class SP, 0.60%, (5.936% - 30-day SOFR Average), 2/25/50(5)	3,359	394,781
Principal Only:(7)
Series 379, Class 1, 0.00%, 5/25/37	1,007	792,951
Series 2006-8, Class WQ, 0.00%, 3/25/36	1,669	1,336,801
Government National Mortgage Association:
Series 2017-121, Class DF, 5.00%, (1 mo. SOFR + 0.614%, Cap 5.00%), 8/20/47(2)	2,875	2,748,742
Series 2017-137, Class AF, 5.00%, (1 mo. SOFR + 0.614%, Cap 5.00%), 9/20/47(2)	1,511	1,444,046

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2018-6, Class JZ, 4.00%, 1/20/48	$5,363	$ 4,944,435
Series 2021-160, Class NZ, 3.00%, 9/20/51	1,549	879,392
Series 2021-165, Class MZ, 2.50%, 9/20/51	9,383	5,460,907
Series 2022-189, Class US, 3.179%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(5)	4,152	4,230,120
Series 2023-56, Class ZE, 6.00%, 4/20/53	10,723	10,896,060
Series 2023-63, Class S, 2.996%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	4,299	4,283,766
Series 2023-65, Class SD, 2.996%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	5,583	5,663,493
Series 2023-96, Class BL, 6.00%, 7/20/53	4,326	4,455,396
Series 2023-96, Class DB, 6.00%, 7/20/53	2,500	2,571,504
Series 2023-97, Class CB, 6.00%, 7/20/53	10,000	10,148,833
Series 2023-99, Class AL, 6.00%, 7/20/53	2,500	2,571,433
Series 2023-102, Class SG, 2.672%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(5)	7,617	7,532,000
Series 2023-115, Class AL, 6.00%, 8/20/53	8,500	8,585,697
Series 2023-116, Class CY, 6.00%, 8/20/53	5,000	5,048,623
Series 2023-133, Class S, 5.601%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(5)	3,988	4,009,931
Series 2023-149, Class S, 5.451%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	4,767	4,913,514
Series 2023-150, Class AS, 6.996%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(5)	3,532	3,724,325
Series 2023-153, Class SM, 6.668%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(5)	4,660	4,894,795
Series 2023-164, Class EL, 6.00%, 11/20/53	6,000	6,100,061
Series 2023-165, Class DY, 6.00%, 11/20/53	12,000	12,247,329
Series 2023-165, Class EY, 6.50%, 11/20/53	30,000	31,676,667
Series 2023-173, Class AX, 6.00%, 11/20/53	6,000	6,163,682
Series 2023-181, Class CL, 6.50%, 11/20/53	2,000	2,130,629
Series 2023-182, Class EL, 6.00%, 12/20/53	3,000	3,061,839
Series 2024-20, Class PZ, 7.50%, 2/20/54	9,738	9,749,568
Interest Only:(6)
Series 2017-104, Class SD, 0.747%, (6.086% - 1 mo. SOFR), 7/20/47(5)	2,262	237,321
Series 2020-151, Class AI, 2.00%, 10/20/50	11,058	1,318,715
Series 2020-154, Class PI, 2.50%, 10/20/50	10,052	1,332,620
Series 2020-176, Class HI, 2.50%, 11/20/50	11,778	1,566,381
Series 2021-131, Class QI, 3.00%, 7/20/51	9,142	1,183,894
Series 2021-193, Class IU, 3.00%, 11/20/49	19,612	2,727,718
Series 2021-209, Class IW, 3.00%, 11/20/51	12,768	1,686,876
Total Collateralized Mortgage Obligations (identified cost $336,230,086)		$ 297,061,240

Commercial Mortgage-Backed Securities — 5.2%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(8)	$910	$ 360,942
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust: (continued)
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(8)	$3,505	$ 787,757
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.697%, 2/15/50(1)(8)	2,200	1,672,384
BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 6.543%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	2,000	1,960,970
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class C, 4.91%, 1/10/48(8)	1,300	1,223,507
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(8)	3,500	3,014,082
Series 2016-C7, Class D, 4.511%, 12/10/54(1)(8)	1,675	1,309,045
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 9/15/48(1)	2,218	1,968,410
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.612%, 8/10/50(1)(8)	6,195	5,746,514
Series 2014-CR21, Class C, 4.562%, 12/10/47(8)	2,000	1,896,607
Series 2015-CR22, Class D, 4.20%, 3/10/48(1)(8)	4,100	2,973,492
CSMC Trust:
Series 2016-NXSR, Class C, 4.571%, 12/15/49(8)	2,770	2,298,455
Series 2016-NXSR, Class D, 4.571%, 12/15/49(1)(8)	3,000	2,205,871
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.70%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	1,485	1,488,584
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.694%, 9/15/47(1)(8)	1,376	828,330
Series 2014-C23, Class D, 4.102%, 9/15/47(1)(8)	3,488	3,100,196
Series 2014-C25, Class D, 4.079%, 11/15/47(1)(8)	3,200	1,699,748
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.116%, 1/15/46(1)(8)	475	444,390
Series 2013-C16, Class D, 5.05%, 12/15/46(1)(8)	2,612	2,319,002
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,600	362,271
Series 2021-MHC, Class C, 6.994%, (1 mo. SOFR + 1.664%), 4/15/38(1)(2)	1,900	1,882,771
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.42%, 6/15/47(8)(9)	179	170,609
Series 2015-C23, Class D, 4.275%, 7/15/50(1)(8)(9)	2,670	2,482,747
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(9)	3,577	2,933,931
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(8)(9)	1,600	1,083,803
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(9)	4,489	2,223,021
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.061%, 4/10/46(1)(8)	3,778	3,293,564
VMC Finance LLC, Series 2021-HT1, Class B, 9.946%, (1 mo. SOFR + 4.614%), 1/18/37(1)(2)	6,000	5,881,986

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class D, 4.083%, 7/15/46(1)(8)	$3,000	$ 1,091,974
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	2,033,026
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,850	1,552,640
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	1,500	1,043,208
Total Commercial Mortgage-Backed Securities (identified cost $74,945,445)		$ 63,333,837

Common Stocks — 0.7%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(10)(11)(12)	31	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(11)(12)	26,092	$ 547,932
Phoenix Services International LLC(11)(12)	17,026	84,066
Phoenix Services International LLC(11)(12)	1,554	7,673
		$ 639,671
Containers and Glass Products — 0.1%
LG Parent Holding Co.(11)(12)	166,175	$ 830,875
		$ 830,875
Electronics/Electrical — 0.0%(13)
Skillsoft Corp.(11)(12)	7,153	$ 98,926
		$ 98,926
Entertainment — 0.0%(13)
New Cineworld Ltd.(11)(12)	12,854	$ 224,544
		$ 224,544
Health Care — 0.1%
Akorn Holding Co. LLC(10)(11)(12)	42,374	$ 0
Envision Parent, Inc.(11)(12)	146,518	1,474,337
		$ 1,474,337
Household Durables — 0.1%
Serta Simmons Bedding, Inc.(11)(12)	246,099	$ 1,784,218
Serta SSB Equipment Co.(10)(11)(12)	246,099	0
		$ 1,784,218
Investment Companies — 0.0%(13)
Aegletes BV(11)(12)	11,215	$ 24,336
		$ 24,336
Security	Shares	Value
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(11)(12)	14,636	$ 1,214,788
		$ 1,214,788
Oil and Gas — 0.0%
AFG Holdings, Inc.(10)(11)(12)	29,751	$ 0
		$ 0
Pharmaceuticals — 0.2%
Covis Midco 1 SARL, Class A(11)(12)	560	$ 285
Covis Midco 1 SARL, Class B(11)(12)	560	285
Covis Midco 1 SARL, Class C(11)(12)	560	286
Covis Midco 1 SARL, Class D(11)(12)	560	286
Covis Midco 1 SARL, Class E(11)(12)	560	286
Endo, Inc.(10)(11)(14)	321	8,130
Endo, Inc.(11)	21,291	592,599
Mallinckrodt International Finance SA(11)(12)	31,584	1,705,536
		$ 2,307,693
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(10)(11)(12)	807	$ 0
Jubilee Enterprise PCL, Class A2(10)(11)(12)	644,824	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(10)(11)(12)	582	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(10)(11)(12)	37,259	$ 0
		$ 0
Total Common Stocks (identified cost $12,235,762)		$ 8,599,388

Convertible Bonds — 0.3%
Security	Principal Amount* (000's omitted)		Value
Energy — 0.1%
NextEra Energy Partners LP, 2.50%, 6/15/26(1)		1,825	$ 1,672,162
			$ 1,672,162
Semiconductors & Semiconductor Equipment — 0.0%(13)
ams-OSRAM AG, Series AMS, 0.00%, 3/5/25(15)	EUR	200	$ 203,031
			$ 203,031

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Transportation — 0.2%
CryoPort, Inc., 0.75%, 12/1/26(1)	2,335	$ 1,970,156
		$ 1,970,156
Total Convertible Bonds (identified cost $3,898,119)		$ 3,845,349

Corporate Bonds — 50.5%
Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.5%
Boeing Co., 6.259%, 5/1/27(1)		475	$ 478,390
Bombardier, Inc.:
7.00%, 6/1/32(1)		710	720,750
7.25%, 7/1/31(1)		825	848,075
7.875%, 4/15/27(1)		1,019	1,022,230
8.75%, 11/15/30(1)		1,125	1,217,287
Moog, Inc., 4.25%, 12/15/27(1)		955	906,045
Rolls-Royce PLC:
5.75%, 10/15/27(1)		3,387	3,405,581
5.75%, 10/15/27(15)	GBP	200	255,250
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)		220	237,135
TransDigm, Inc.:
4.625%, 1/15/29		2,965	2,769,011
5.50%, 11/15/27		2,552	2,508,153
6.375%, 3/1/29(1)		650	654,091
6.625%, 3/1/32(1)		1,045	1,056,818
6.75%, 8/15/28(1)		1,812	1,836,415
			$ 17,915,231
Agriculture — 0.2%
Darling Ingredients, Inc., 6.00%, 6/15/30(1)		1,135	$ 1,116,717
Imperial Brands Finance PLC:
5.50%, 2/1/30(1)(3)		200	198,186
6.125%, 7/27/27(1)		475	483,560
Philip Morris International, Inc., 5.125%, 11/17/27		750	750,129
			$ 2,548,592
Air Transport — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		1,301	$ 1,290,969
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)		791	770,669
Deutsche Lufthansa AG, 4.382% to 2/12/26, 8/12/75(15)(16)	EUR	200	211,780
Gatwick Airport Finance PLC, 4.375%, 4/7/26(15)	GBP	300	368,109
Heathrow Finance PLC:
4.125%, 9/1/29(15)	GBP	100	114,965
6.625%, 3/1/31(15)	GBP	220	275,495
Security	Principal Amount* (000's omitted)		Value
Air Transport (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)		1,451	$ 1,454,849
United Airlines, Inc., 4.375%, 4/15/26(1)		835	807,585
			$ 5,294,421
Airlines — 0.2%
Air Canada:
3.875%, 8/15/26(1)		2,039	$ 1,941,764
4.625%, 8/15/29(1)	CAD	717	509,471
			$ 2,451,235
Auto Components — 0.2%
Daimler Truck Finance North America LLC, 2.00%, 12/14/26(1)		550	$ 508,481
General Motors Financial Co., Inc., 1.50%, 6/10/26		625	579,137
Hyundai Capital America, 5.30%, 6/24/29(1)		850	845,650
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)		450	460,968
Volkswagen Group of America Finance LLC, 1.25%, 11/24/25(1)		525	495,525
			$ 2,889,761
Automotive — 1.8%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)		512	$ 473,812
4.75%, 3/1/30		1,134	1,052,230
5.00%, 2/15/32(1)		217	196,739
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(15)	EUR	150	160,221
6.25%, 5/15/26(1)		1,504	1,503,667
6.75%, 5/15/25(1)		432	432,253
8.50%, 5/15/27(1)		3,484	3,510,186
Dana Financing Luxembourg SARL:
3.00%, 7/15/29(15)	EUR	100	97,047
8.50%, 7/15/31(15)	EUR	200	233,685
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)		1,785	1,519,924
Ford Motor Co.:
4.75%, 1/15/43		1,274	1,031,132
7.45%, 7/16/31		457	492,063
9.625%, 4/22/30		201	234,002
Forvia SE:
2.375%, 6/15/29(15)	EUR	100	96,462
2.75%, 2/15/27(15)	EUR	100	102,431
5.50%, 6/15/31(15)	EUR	505	546,171
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		1,433	1,335,230
IHO Verwaltungs GmbH:
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(1)(17)		200	197,874
8.75%, (8.75% cash or 9.50% PIK), 5/15/28(15)(17)	EUR	100	114,695

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Automotive (continued)
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		651	$ 585,323
4.375%, 1/15/31(1)		1,171	1,043,812
4.625%, 12/15/27(1)		514	490,929
Mahle GmbH, 6.50%, 5/2/31(15)	EUR	100	109,250
RCI Banque SA, 5.50% to 7/9/29, 10/9/34(3)(15)(16)	EUR	100	106,963
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		2,173	1,864,496
Renault SA:
2.375%, 5/25/26(15)	EUR	100	103,782
2.50%, 6/2/27(15)	EUR	600	613,873
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		1,297	1,172,071
4.875%, 11/15/31(1)		1,081	952,586
TI Automotive Finance PLC, 3.75%, 4/15/29(15)	EUR	112	111,392
Volkswagen International Finance NV:
3.875% to 6/17/29(15)(16)(18)	EUR	400	399,613
7.875% to 9/6/32(15)(16)(18)	EUR	200	242,440
Wheel Pros, Inc., 6.50%, 5/15/29(1)		1,069	213,800
ZF Europe Finance BV, 6.125%, 3/13/29(15)	EUR	200	226,846
ZF Finance GmbH:
2.00%, 5/6/27(15)	EUR	100	100,167
5.75%, 8/3/26(15)	EUR	100	109,960
			$ 21,777,127
Banks — 1.1%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(16)		400	$ 405,429
Bank of New York Mellon Corp., 4.947% to 4/26/26, 4/26/27(16)		400	397,686
Banque Federative du Credit Mutuel SA, 2.375%, 11/21/24(1)		1,025	1,011,531
Barclays PLC, 5.69% to 3/12/29, 3/12/30(16)		200	200,598
Citizens Bank NA, 6.064% to 10/24/24, 10/24/25(16)		700	699,677
Deutsche Bank AG:
5.414%, 5/10/29		325	324,602
7.146% to 7/13/26, 7/13/27(16)		150	153,682
Discover Bank, 2.45%, 9/12/24		1,000	993,089
Intesa Sanpaolo SpA, 7.00%, 11/21/25(1)		925	940,180
JPMorgan Chase & Co.:
5.04% to 1/23/27, 1/23/28(16)		700	696,346
6.087% to 10/23/28, 10/23/29(16)		1,200	1,240,194
KeyBank NA, 5.85%, 11/15/27		500	498,516
PNC Financial Services Group, Inc., 5.492% to 5/14/29, 5/14/30(16)		600	603,477
Santander U.K. Group Holdings PLC, 6.833% to 11/21/25, 11/21/26(16)		1,175	1,191,072
Skandinaviska Enskilda Banken AB, 5.125%, 3/5/27(1)		1,000	1,000,068
Sumitomo Mitsui Trust Bank Ltd., 5.55%, 9/14/28(1)		350	356,903
Toronto-Dominion Bank, 5.523%, 7/17/28		750	759,543
Security	Principal Amount* (000's omitted)		Value
Banks (continued)
U.S. Bancorp, 5.775% to 6/12/28, 6/12/29(16)		1,100	$ 1,116,950
UBS Group AG, 6.442% to 8/11/27, 8/11/28(1)(16)		950	974,379
			$ 13,563,922
Banks and Thrifts — 0.4%
American Express Co., 2.55%, 3/4/27		525	$ 490,814
BPCE SA, 5.15%, 7/21/24(1)		950	949,137
HSBC Holdings PLC, 5.546% to 3/4/29, 3/4/30(16)		1,150	1,152,442
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(16)		1,500	1,360,007
United Overseas Bank Ltd., 3.863% to 10/7/27, 10/7/32(1)(16)		686	653,233
			$ 4,605,633
Beverage and Tobacco — 0.2%
BAT Capital Corp., 3.557%, 8/15/27		277	$ 263,191
JDE Peet's NV, 0.80%, 9/24/24(1)		800	789,094
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)		1,856	1,791,691
			$ 2,843,976
Biotechnology — 0.0%(13)
Royalty Pharma PLC, 1.20%, 9/2/25		525	$ 498,750
			$ 498,750
Building and Development — 2.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)		392	$ 353,600
4.625%, 4/1/30(1)		757	677,462
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		2,498	2,210,286
5.00%, 3/1/30(1)		1,085	1,027,701
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)		2,055	1,758,998
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.:
6.375%, 12/15/30(15)	EUR	600	668,273
6.625%, 12/15/30(1)		1,782	1,798,131
James Hardie International Finance DAC, 3.625%, 10/1/26(15)	EUR	400	422,940
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 4/19/29		350	354,215
KB Home:
4.00%, 6/15/31		86	76,075
4.80%, 11/15/29		556	525,831
Masterbrand, Inc., 7.00%, 7/15/32(1)		1,105	1,118,233
Meritage Homes Corp., 3.875%, 4/15/29(1)		596	549,223
Miller Homes Group Finco PLC:
7.00%, 5/15/29(15)	GBP	100	118,134
9.078%, (3 mo. EURIBOR + 5.25%), 5/15/28(2)(15)	EUR	200	214,726
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		559	517,294
Mohawk Industries, Inc., 5.85%, 9/18/28		275	280,634

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building and Development (continued)
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		1,187	$ 1,094,914
7.50%, 10/15/27(1)		225	227,484
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		3,078	3,010,409
Standard Industries, Inc.:
2.25%, 11/21/26(15)	EUR	125	126,796
3.375%, 1/15/31(1)		2,339	1,973,228
4.375%, 7/15/30(1)		1,779	1,608,842
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)		1,300	1,347,702
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)		808	805,091
White Cap Buyer LLC, 6.875%, 10/15/28(1)		1,237	1,194,745
White Cap Parent LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(17)		1,691	1,692,510
			$ 25,753,477
Business Equipment and Services — 0.7%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		1,900	$ 1,829,842
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)		630	632,206
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(1)		36	35,925
9.75%, 7/15/27(1)		1,148	1,142,191
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
3.625%, 6/1/28(15)	EUR	200	195,656
4.625%, 6/1/28(1)		1,316	1,200,396
4.625%, 6/1/28(1)		549	501,388
4.875%, 6/1/28(15)	GBP	100	114,065
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC:
7.125%, 7/31/26(1)		2,576	2,563,018
7.125%, 7/31/26(15)		350	348,236
			$ 8,562,923
Cable and Satellite Television — 1.6%
Altice Financing SA:
2.25%, 1/15/25(15)	EUR	400	$ 417,767
3.00%, 1/15/28(15)	EUR	100	83,149
4.25%, 8/15/29(15)	EUR	200	162,342
5.00%, 1/15/28(1)		814	619,970
5.75%, 8/15/29(1)		611	444,614
Altice France SA:
3.375%, 1/15/28(15)	EUR	100	75,198
4.125%, 1/15/29(15)	EUR	100	71,452
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		2,263	1,849,348
4.50%, 8/15/30(1)		2,140	1,813,300
4.50%, 5/1/32		535	431,262
4.75%, 3/1/30(1)		1,789	1,550,645
5.00%, 2/1/28(1)		1,755	1,642,200
Security	Principal Amount* (000's omitted)		Value
Cable and Satellite Television (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.: (continued)
5.375%, 6/1/29(1)		595	$ 541,860
6.375%, 9/1/29(1)		1,974	1,877,767
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.908%, 7/23/25		219	216,958
5.05%, 3/30/29		250	240,526
DISH Network Corp., 11.75%, 11/15/27(1)		1,293	1,269,008
Sunrise HoldCo IV BV, 5.50%, 1/15/28(1)		593	574,204
Virgin Media Finance PLC:
3.75%, 7/15/30(15)	EUR	125	113,638
5.00%, 7/15/30(1)		946	781,387
Virgin Media Secured Finance PLC, 5.25%, 5/15/29(15)	GBP	200	230,775
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(15)	GBP	725	820,243
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		1,862	1,658,466
VZ Vendor Financing II BV, 2.875%, 1/15/29(15)	EUR	200	185,167
Ziggo Bond Co. BV:
3.375%, 2/28/30(15)	EUR	230	208,014
5.125%, 2/28/30(1)		560	476,675
6.00%, 1/15/27(1)		745	731,404
Ziggo BV, 4.875%, 1/15/30(1)		628	559,318
			$ 19,646,657
Capital Goods — 0.1%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		948	$ 886,125
4.125%, 4/15/29(1)		733	677,497
			$ 1,563,622
Chemicals — 0.2%
Calderys Financing LLC, 11.25%, 6/1/28(1)		2,315	$ 2,451,710
Ctec II GmbH, 5.25%, 2/15/30(15)	EUR	250	248,314
			$ 2,700,024
Chemicals and Plastics — 0.8%
Avient Corp., 7.125%, 8/1/30(1)		1,551	$ 1,582,437
Celanese U.S. Holdings LLC, 6.35%, 11/15/28		725	745,237
Herens Holdco SARL, 4.75%, 5/15/28(1)		545	473,452
Herens Midco SARL, 5.25%, 5/15/29(15)	EUR	400	333,066
INEOS Finance PLC:
2.875%, 5/1/26(15)	EUR	100	104,418
6.375%, 4/15/29(15)	EUR	100	110,442
Italmatch Chemicals SpA, 10.00%, 2/6/28(15)	EUR	400	459,374
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		1,759	1,613,272
Olympus Water U.S. Holding Corp.:
3.875%, 10/1/28(15)	EUR	110	110,604
9.625%, 11/15/28(15)	EUR	525	604,101

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals and Plastics (continued)
Olympus Water U.S. Holding Corp.: (continued)
9.75%, 11/15/28(1)		2,512	$ 2,660,763
Valvoline, Inc., 3.625%, 6/15/31(1)		1,403	1,210,525
			$ 10,007,691
Clothing/Textiles — 0.2%
Hanesbrands, Inc., 9.00%, 2/15/31(1)		1,710	$ 1,793,116
PrestigeBidCo GmbH, 7.457%, (3 mo. EURIBOR + 3.75%), 7/1/29(2)(3)(15)	EUR	100	108,059
Tapestry, Inc.:
7.00%, 11/27/26		150	154,213
7.05%, 11/27/25		100	101,704
William Carter Co., 5.625%, 3/15/27(1)		811	800,523
			$ 2,957,615
Commercial Services — 1.9%
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)		2,227	$ 2,004,009
4.625%, 10/1/27(1)		156	148,801
APi Group DE, Inc., 4.75%, 10/15/29(1)		2,510	2,344,850
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(15)	EUR	100	100,005
Boels Topholding BV, 5.75%, 5/15/30(15)	EUR	430	468,798
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)		1,328	1,385,638
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 1/15/31(15)	GBP	100	135,752
Global Payments, Inc., 4.95%, 8/15/27		475	470,453
HealthEquity, Inc., 4.50%, 10/1/29(1)		1,674	1,566,747
IPD 3 BV:
7.086%, (3 mo. EURIBOR + 3.375%), 6/15/31(2)(15)	EUR	100	107,117
8.00%, 6/15/28(15)	EUR	425	479,255
Korn Ferry, 4.625%, 12/15/27(1)		1,355	1,293,535
Loxam SAS, 2.875%, 4/15/26(15)	EUR	100	104,528
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		2,923	2,727,488
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		1,128	1,083,692
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		1,647	1,527,333
Pachelbel Bidco SpA, 7.125%, 5/17/31(1)	EUR	120	132,881
Spectrum Brands, Inc., 3.875%, 3/15/31(1)		266	222,562
Verisure Holding AB:
3.25%, 2/15/27(15)	EUR	400	412,155
9.25%, 10/15/27(15)	EUR	125	141,817
Verisure Midholding AB, 5.25%, 2/15/29(15)	EUR	325	340,375
VT Topco, Inc., 8.50%, 8/15/30(1)		2,193	2,305,315
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		1,234	1,275,508
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		2,060	2,015,725
			$ 22,794,339
Security	Principal Amount* (000's omitted)		Value
Computers — 0.5%
Almaviva-The Italian Innovation Co. SpA, 4.875%, 10/30/26(15)	EUR	100	$ 107,229
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		360	365,835
McAfee Corp., 7.375%, 2/15/30(1)		1,841	1,702,074
NCR Voyix Corp.:
5.125%, 4/15/29(1)		926	872,895
5.25%, 10/1/30(1)		843	771,235
Seagate HDD Cayman:
4.091%, 6/1/29		418	388,160
9.625%, 12/1/32		1,800	2,054,753
			$ 6,262,181
Containers and Glass Products — 0.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(15)	EUR	1,225	$ 1,064,290
4.00%, 9/1/29(1)		1,139	965,155
Berry Global, Inc., 5.625%, 7/15/27(1)		968	953,180
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		2,027	1,819,806
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		660	636,595
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		750	737,785
			$ 6,176,811
Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co.:
4.125%, 4/1/29(1)		441	$ 406,327
5.50%, 6/1/28(1)		1,067	1,041,925
			$ 1,448,252
Distribution & Wholesale — 0.8%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)		2,289	$ 2,220,221
Mitsubishi Corp., 5.00%, 7/2/29(1)(3)		325	325,120
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		2,429	2,212,900
5.50%, 10/15/27(1)		935	915,322
Rexel SA, 5.25%, 9/15/30(15)	EUR	150	164,531
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(1)		1,132	1,153,838
7.75%, 3/15/31(1)		422	441,246
Velocity Vehicle Group LLC, 8.00%, 6/1/29(1)		345	355,189
Windsor Holdings III LLC, 8.50%, 6/15/30(1)		2,067	2,159,885
			$ 9,948,252
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24		599	$ 590,941
6.45%, 4/15/27		425	434,854
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)		1,233	1,279,610

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Diversified Financial Services (continued)
American AgCredit Corp., Series A, 5.25% to 6/15/26(1)(16)(18)		410	$ 397,483
Aviation Capital Group LLC, 6.25%, 4/15/28(1)		180	183,730
Charles Schwab Corp., 5.643% to 5/19/28, 5/19/29(16)		525	532,080
CI Financial Corp., 4.10%, 6/15/51		1,380	893,078
Encore Capital Group, Inc., 8.156%, (3 mo. EURIBOR + 4.25%), 1/15/28(2)(15)	EUR	100	107,570
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		1,905	1,788,591
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)		840	829,181
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/29(1)		465	473,198
6.50%, 3/26/31(1)		562	578,303
8.125%, 3/30/29(1)		1,530	1,618,725
Nuveen LLC, 5.55%, 1/15/30(1)		200	201,155
ProGroup AG:
5.125%, 4/15/29(15)	EUR	164	176,427
5.375%, 4/15/31(15)	EUR	233	248,167
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.:
3.625%, 3/1/29(1)		2,648	2,404,200
4.00%, 10/15/33(1)		225	189,783
Sherwood Financing PLC, 6.00%, 11/15/26(15)	GBP	150	161,504
Synchrony Financial, 4.50%, 7/23/25		225	221,303
Unifin Financiera SAB de CV:
7.375%, 2/12/26(1)(10)(19)		620	0
7.375%, 2/12/26(1)(10)(19)		620	0
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)		2,192	1,724,813
			$ 15,034,696
Drugs — 0.3%
Gruenenthal GmbH, 3.625%, 11/15/26(15)	EUR	310	$ 325,586
Jazz Securities DAC, 4.375%, 1/15/29(1)		1,371	1,273,979
Perrigo Finance Unlimited Co.:
4.90%, 12/15/44		588	467,459
5.15%, 6/15/30		2,255	2,075,213
			$ 4,142,237
Ecological Services and Equipment — 0.9%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)		551	$ 534,011
5.125%, 7/15/29(1)		332	319,292
6.375%, 2/1/31(1)		308	309,075
GFL Environmental, Inc.:
3.50%, 9/1/28(1)		1,679	1,549,397
3.75%, 8/1/25(1)		776	769,805
4.375%, 8/15/29(1)		2,000	1,844,951
4.75%, 6/15/29(1)		3,095	2,923,950
Paprec Holding SA, 7.25%, 11/17/29(15)	EUR	100	112,719
Security	Principal Amount* (000's omitted)		Value
Ecological Services and Equipment (continued)
Reworld Holding Corp.:
4.875%, 12/1/29(1)		1,536	$ 1,403,540
5.00%, 9/1/30		319	289,011
Wrangler Holdco Corp., 6.625%, 4/1/32(1)		690	687,501
			$ 10,743,252
Electric Utilities — 1.1%
Consumers Energy Co., 3.80%, 11/15/28		350	$ 334,401
Dominion Energy, Inc., 1.45%, 4/15/26		800	745,415
DTE Energy Co., 4.875%, 6/1/28		500	492,338
Duke Energy Corp., 4.85%, 1/5/29		375	370,419
Edison International, 4.70%, 8/15/25		500	494,455
Electricite de France SA, 7.50% to 9/6/28(15)(16)(18)	EUR	400	458,757
Enel SpA, 6.625% to 4/16/31(15)(16)(18)	EUR	300	347,084
Energizer Gamma Acquisition BV, 3.50%, 6/30/29(15)	EUR	623	614,807
Engie SA, 5.25%, 4/10/29(1)		350	349,530
FirstEnergy Pennsylvania Electric Co.:
5.15%, 3/30/26(1)		200	198,757
5.20%, 4/1/28(1)		225	224,887
ITC Holdings Corp., 4.95%, 9/22/27(1)		600	594,631
Liberty Utilities Co., 5.577%, 1/31/29(1)		500	502,275
NextEra Energy Capital Holdings, Inc.:
4.90%, 3/15/29		325	321,707
5.749%, 9/1/25		325	325,819
Pacific Gas & Electric Co., 6.10%, 1/15/29		475	486,385
PacifiCorp, 2.70%, 9/15/30		225	195,328
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,112	1,030,376
Southern California Edison Co., 5.65%, 10/1/28		175	178,090
Southern Co., 5.113%, 8/1/27		994	992,042
TransAlta Corp., 7.75%, 11/15/29		1,045	1,091,244
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)		848	852,124
6.625%, 3/15/32(1)		854	864,057
7.25%, 6/15/28(1)		915	932,342
			$ 12,997,270
Electronic Equipment, Instruments & Components — 0.1%
Vontier Corp., 1.80%, 4/1/26		800	$ 748,839
			$ 748,839
Electronics/Electrical — 0.9%
Coherent Corp., 5.00%, 12/15/29(1)		1,219	$ 1,154,899
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)		1,343	1,394,265
Imola Merger Corp., 4.75%, 5/15/29(1)		3,165	2,961,385
Open Text Corp., 3.875%, 2/15/28(1)		1,009	934,939
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		883	796,983
RWE AG, 6.625% to 3/30/26, 7/30/75(15)(16)		266	267,743
Sensata Technologies BV, 5.00%, 10/1/25(1)		447	450,998

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Electronics/Electrical (continued)
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)		1,660	$ 1,448,065
4.375%, 2/15/30(1)		627	576,484
6.625%, 7/15/32(1)		400	403,137
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		517	509,439
			$ 10,898,337
Energy — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(19)		2,651	$ 1,193,973
Sunoco LP, 7.25%, 5/1/32(1)		1,130	1,169,662
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30		1,692	1,566,208
			$ 3,929,843
Engineering & Construction — 0.6%
Artera Services LLC, 8.50%, 2/15/31(1)		1,340	$ 1,380,539
Assemblin Caverion Group AB, 6.25%, 7/1/30(3)(15)	EUR	100	107,708
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		1,038	1,027,508
Dycom Industries, Inc., 4.50%, 4/15/29(1)		1,389	1,301,956
TopBuild Corp., 4.125%, 2/15/32(1)		1,562	1,377,004
VM Consolidated, Inc., 5.50%, 4/15/29(1)		1,899	1,812,950
			$ 7,007,665
Entertainment — 1.4%
Allwyn Entertainment Financing U.K. PLC:
7.25%, 4/30/30(15)	EUR	525	$ 595,502
7.875%, 4/30/29(1)		1,985	2,052,222
Boyne USA, Inc., 4.75%, 5/15/29(1)		1,357	1,267,078
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)		529	485,352
7.00%, 2/15/30(1)		800	817,845
8.125%, 7/1/27(1)		1,589	1,622,388
Churchill Downs, Inc., 5.75%, 4/1/30(1)		1,751	1,702,147
Cirsa Finance International SARL:
4.50%, 3/15/27(15)	EUR	200	211,067
6.50%, 3/15/29(15)	EUR	200	221,189
7.875%, 7/31/28(15)	EUR	100	113,503
CPUK Finance Ltd.:
4.50%, 8/28/27(15)	GBP	100	118,339
6.50%, 8/28/26(15)	GBP	100	125,600
7.875%, 8/28/29(15)	GBP	130	167,517
Flutter Treasury DAC, 5.00%, 4/29/29(15)	EUR	135	146,955
Inter Media and Communication SpA, 6.75%, 2/9/27(15)	EUR	600	635,643
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		791	734,210
Light & Wonder International, Inc., 7.00%, 5/15/28(1)		1,647	1,656,548
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)		1,226	1,175,833
Lottomatica SpA, 7.788%, (3 mo. EURIBOR + 4.00%), 12/15/30(2)(15)	EUR	200	217,405
Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Motion Finco SARL, 7.375%, 6/15/30(15)	EUR	525	$ 585,470
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		1,515	1,447,953
WarnerMedia Holdings, Inc., 3.755%, 3/15/27		425	403,604
			$ 16,503,370
Equipment Leasing — 0.0%(13)
Ashtead Capital, Inc., 4.25%, 11/1/29(1)		526	$ 493,593
			$ 493,593
Financial Intermediaries — 1.0%
Ally Financial, Inc.:
2.20%, 11/2/28		600	$ 519,787
Series B, 4.70% to 5/15/26(16)(18)		1,647	1,454,491
Alpha Holding SA de CV:
9.00%, 2/10/25(1)(19)		721	3,945
10.00%, 12/19/22(1)(19)		188	2,825
Citigroup, Inc.:
3.887% to 1/10/27, 1/10/28(16)		975	941,392
3.98% to 3/20/29, 3/20/30(16)		375	354,087
5.61% to 9/29/25, 9/29/26(16)		935	934,749
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		1,807	1,715,559
Ford Motor Credit Co. LLC:
2.90%, 2/16/28		420	380,051
3.625%, 6/17/31		2,307	1,990,066
4.00%, 11/13/30		995	888,826
7.35%, 3/6/30		400	423,540
Goldman Sachs Group, Inc., 3.615% to 3/15/27, 3/15/28(16)		1,496	1,430,777
MSCI, Inc.:
3.625%, 9/1/30(1)		520	467,272
3.875%, 2/15/31(1)		899	810,456
			$ 12,317,823
Financial Services — 0.4%
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(16)		825	$ 764,862
3.419% to 12/20/27, 12/20/28(16)		725	681,944
Nationwide Building Society, 4.00%, 9/14/26(1)		525	504,668
Viet Nam Debt & Asset Trading Corp., 1.00%, 10/10/25(15)		2,600	2,387,662
			$ 4,339,136
Food Products — 0.5%
Casino Guichard Perrachon SA, 4.498%, 3/7/24(15)(19)	EUR	100	$ 985
Ingles Markets, Inc., 4.00%, 6/15/31(1)		1,502	1,307,361
La Doria SpA, 8.328%, (3 mo. EURIBOR + 4.50%), 11/12/29(2)(15)	EUR	200	218,353

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Food Products (continued)
Lion/Polaris Lux 4 SA, 7.336%, (3 mo. EURIBOR + 3.625%), 7/1/29(1)(2)(3)	EUR	100	$ 107,209
Market Bidco Finco PLC, 4.75%, 11/4/27(15)	EUR	125	127,336
Nomad Foods Bondco PLC, 2.50%, 6/24/28(15)	EUR	236	233,788
Picard Groupe SAS, 6.375%, 7/1/29(1)(3)	EUR	100	107,085
Pilgrim's Pride Corp.:
3.50%, 3/1/32		1,979	1,684,258
6.875%, 5/15/34		740	788,484
Post Holdings, Inc., 6.25%, 2/15/32(1)		1,176	1,178,998
Premier Foods Finance PLC, 3.50%, 10/15/26(15)	GBP	125	152,547
Upfield BV, 6.875%, 7/2/29(3)(15)	EUR	110	117,387
			$ 6,023,791
Food Service — 0.9%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)		1,906	$ 1,786,798
4.00%, 10/15/30(1)		2,705	2,382,943
4.375%, 1/15/28(1)		1,014	957,215
5.75%, 4/15/25(1)		372	370,941
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)		175	165,491
7.625%, 7/1/29(1)		1,953	2,013,848
Fiesta Purchaser, Inc., 7.875%, 3/1/31(1)		1,015	1,049,690
IRB Holding Corp., 7.00%, 6/15/25(1)		615	615,663
U.S. Foods, Inc., 4.75%, 2/15/29(1)		1,837	1,743,901
Yum! Brands, Inc., 3.625%, 3/15/31		238	210,227
			$ 11,296,717
Food/Drug Retailers — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)		1,028	$ 972,221
5.875%, 2/15/28(1)		2,145	2,121,778
			$ 3,093,999
Forest Products & Paper — 0.1%
WEPA Hygieneprodukte GmbH, 5.625%, 1/15/31(15)	EUR	660	$ 714,885
			$ 714,885
Health Care — 3.3%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		610	$ 579,696
Avantor Funding, Inc., 3.875%, 7/15/28(15)	EUR	400	418,206
Cerba Healthcare SACA, 3.50%, 5/31/28(15)	EUR	550	488,403
Chrome Holdco SAS, 5.00%, 5/31/29(15)	EUR	400	285,419
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(1)(3)		480	486,917
Encompass Health Corp.:
4.625%, 4/1/31		683	627,954
4.75%, 2/1/30		639	598,345
Ephios Subco 3 SARL, 7.875%, 1/31/31(15)	EUR	160	182,643
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		1,427	1,419,632
Security	Principal Amount* (000's omitted)		Value
Health Care (continued)
Grifols SA:
2.25%, 11/15/27(15)	EUR	100	$ 96,183
3.875%, 10/15/28(15)	EUR	150	132,254
HCA, Inc.:
5.25%, 6/15/26		475	473,135
5.875%, 2/15/26		2,705	2,709,786
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		4,006	4,257,216
Icon Investments Six DAC, 5.809%, 5/8/27		350	353,604
IQVIA, Inc.:
2.25%, 1/15/28(15)	EUR	250	249,758
2.25%, 3/15/29(15)	EUR	300	291,807
2.875%, 6/15/28(15)	EUR	100	101,226
5.00%, 10/15/26(1)		850	834,711
5.00%, 5/15/27(1)		685	668,936
6.50%, 5/15/30(1)		825	838,112
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)		989	945,566
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		2,888	2,540,806
9.875%, 8/15/30(1)		825	880,831
10.00%, 6/1/32(1)		375	383,874
Medline Borrower LP, 5.25%, 10/1/29(1)		4,431	4,232,056
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)		730	515,162
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		1,330	1,183,340
3.875%, 5/15/32(1)		1,450	1,257,760
Option Care Health, Inc., 4.375%, 10/31/29(1)		1,991	1,829,261
RAY Financing LLC, 6.50%, 7/15/31(1)(3)	EUR	150	160,643
Stryker Corp., 4.85%, 12/8/28		250	248,140
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		1,320	1,335,028
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		2,390	2,293,038
Tenet Healthcare Corp.:
4.375%, 1/15/30		187	173,489
5.125%, 11/1/27		1,607	1,574,062
6.125%, 10/1/28		1,593	1,586,237
6.875%, 11/15/31		878	927,362
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		1,185	1,168,456
Varex Imaging Corp., 7.875%, 10/15/27(1)		558	568,452
Zimmer Biomet Holdings, Inc., 5.35%, 12/1/28		450	452,855
			$ 40,350,361
Health Care Providers & Services — 0.1%
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)		1,465	$ 1,404,206
			$ 1,404,206
Home Furnishings — 0.2%
Tempur Sealy International, Inc.:
3.875%, 10/15/31(1)		1,932	$ 1,621,141
4.00%, 4/15/29(1)		968	874,139
			$ 2,495,280

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Homebuilders/Real Estate — 0.0%(13)
M/I Homes, Inc., 4.95%, 2/1/28		459	$ 443,036
			$ 443,036
Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)		1,068	$ 1,073,937
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.625%, 4/6/31(15)		800	694,973
8.45%, 7/27/30(1)		600	635,326
			$ 2,404,236
Household Products — 0.2%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 7.00%, 12/31/27(1)		1,986	$ 2,055,168
			$ 2,055,168
Industrial Equipment — 0.2%
Alstom SA, 5.868% to 5/29/29(15)(16)(18)	EUR	200	$ 217,704
Madison IAQ LLC, 5.875%, 6/30/29(1)		2,000	1,862,698
TK Elevator Holdco GmbH, 6.625%, 7/15/28(15)	EUR	270	279,433
TK Elevator Midco GmbH, 4.375%, 7/15/27(15)	EUR	425	439,531
			$ 2,799,366
Insurance — 0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
6.75%, 10/15/27(1)		2,323	$ 2,293,415
7.00%, 1/15/31(1)		808	816,924
AmWINS Group, Inc., 4.875%, 6/30/29(1)		1,010	940,982
AssuredPartners, Inc., 5.625%, 1/15/29(1)		450	421,321
F&G Global Funding, 5.875%, 6/10/27(1)		325	323,456
Galaxy Finco Ltd., 9.25%, 7/31/27(15)	GBP	475	580,445
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)		820	822,486
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 2/15/31(1)		115	114,229
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(1)		1,539	1,654,166
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		2,679	2,711,695
Principal Life Global Funding II, 5.50%, 6/28/28(1)		475	477,018
Protective Life Global Funding, 5.467%, 12/8/28(1)		150	151,731
			$ 11,307,868
Internet Software & Services — 0.6%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		655	$ 585,596
6.125%, 12/1/28(1)		1,854	1,539,880
Cars.com, Inc., 6.375%, 11/1/28(1)		1,770	1,740,620
Match Group Holdings II LLC, 3.625%, 10/1/31(1)		1,727	1,464,025
Science Applications International Corp., 4.875%, 4/1/28(1)		1,487	1,420,472
Security	Principal Amount* (000's omitted)		Value
Internet Software & Services (continued)
United Group BV:
3.125%, 2/15/26(15)	EUR	200	$ 208,750
6.75%, 2/15/31(15)	EUR	120	132,260
8.078%, (3 mo. EURIBOR + 4.25%), 2/15/31(2)(15)	EUR	100	108,032
			$ 7,199,635
Leisure Goods/Activities/Movies — 1.9%
Acushnet Co., 7.375%, 10/15/28(1)		1,142	$ 1,184,374
Carnival Corp.:
5.75%, 3/1/27(1)		1,316	1,300,929
5.75%, 1/15/30(15)	EUR	100	110,860
6.00%, 5/1/29(1)		1,536	1,518,251
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		1,481	1,417,161
5.875%, 3/15/26(1)		414	409,900
LHMC Finco 2 SARL, 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(15)(17)	EUR	158	169,952
Life Time, Inc.:
5.75%, 1/15/26(1)		1,268	1,263,275
8.00%, 4/15/26(1)		846	856,489
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(1)		587	603,954
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)		424	419,017
NCL Corp. Ltd.:
5.875%, 3/15/26(1)		2,601	2,573,255
5.875%, 2/15/27(1)		517	510,641
7.75%, 2/15/29(1)		433	450,483
NCL Finance Ltd., 6.125%, 3/15/28(1)		1,000	988,314
Piaggio & C SpA, 6.50%, 10/5/30(15)	EUR	200	226,848
Playtika Holding Corp., 4.25%, 3/15/29(1)		1,511	1,327,336
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/28		590	551,771
6.25%, 3/15/32(1)		845	852,627
TUI AG, 5.875%, 3/15/29(15)	EUR	600	653,815
TUI Cruises GmbH, 6.25%, 4/15/29(15)	EUR	250	274,364
Viking Cruises Ltd.:
5.875%, 9/15/27(1)		2,472	2,447,970
6.25%, 5/15/25(1)		1,690	1,689,830
7.00%, 2/15/29(1)		658	662,003
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)		422	413,107
			$ 22,876,526
Lodging and Casinos — 0.1%
Accor SA, 2.625% to 1/30/25(15)(16)(18)	EUR	100	$ 105,514
Hyatt Hotels Corp., 5.75%, 1/30/27		650	656,623
Las Vegas Sands Corp.:
5.90%, 6/1/27		125	125,707
6.00%, 8/15/29		80	80,440

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Lodging and Casinos (continued)
TVL Finance PLC, 10.25%, 4/28/28(15)	GBP	220	$ 291,312
			$ 1,259,596
Machinery — 0.4%
Chart Industries, Inc., 9.50%, 1/1/31(1)		1,984	$ 2,151,952
Esab Corp., 6.25%, 4/15/29(1)		1,083	1,090,848
EVOCA SpA, 9.135%, (3 mo. EURIBOR + 5.25%), 4/9/29(2)(15)	EUR	344	374,946
IMA Industria Macchine Automatiche SpA:
3.75%, 1/15/28(15)	EUR	121	123,572
7.654%, (3 mo. EURIBOR + 3.75%), 4/15/29(2)(15)	EUR	150	162,040
Ingersoll Rand, Inc., 5.40%, 8/14/28		475	479,579
			$ 4,382,937
Media — 0.5%
CSC Holdings LLC, 11.75%, 1/31/29(1)		1,331	$ 1,135,981
iHeartCommunications, Inc., 6.375%, 5/1/26		179	139,284
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)		610	556,857
4.625%, 3/15/30(1)		925	834,287
7.375%, 2/15/31(1)		1,475	1,536,853
Summer BidCo BV, 10.00%, (10.00% cash or 10.75% PIK), 2/15/29(15)(17)	EUR	309	333,898
Univision Communications, Inc.:
4.50%, 5/1/29(1)		1,032	868,413
7.375%, 6/30/30(1)		236	219,709
8.00%, 8/15/28(1)		334	326,028
			$ 5,951,310
Metals/Mining — 1.2%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)		3,254	$ 3,645,364
BHP Billiton Finance USA Ltd., 4.75%, 2/28/28		350	347,703
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		2,449	2,342,688
Constellium SE:
5.625%, 6/15/28(1)		630	617,192
5.875%, 2/15/26(1)		408	406,603
First Quantum Minerals Ltd., 9.375%, 3/1/29(1)		1,015	1,061,817
Freeport-McMoRan, Inc., 5.45%, 3/15/43		1,600	1,520,887
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		1,085	1,062,367
6.125%, 4/1/29(1)		489	487,052
Novelis Corp.:
3.25%, 11/15/26(1)		690	649,973
4.75%, 1/30/30(1)		1,068	991,825
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(15)	EUR	600	605,823
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		1,513	1,394,211
			$ 15,133,505
Security	Principal Amount* (000's omitted)		Value
Nonferrous Metals/Minerals — 0.2%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		1,333	$ 1,282,176
New Gold, Inc., 7.50%, 7/15/27(1)		1,379	1,389,511
			$ 2,671,687
Oil and Gas — 2.1%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(1)		1,570	$ 1,588,427
Civitas Resources, Inc., 8.625%, 11/1/30(1)		2,678	2,873,574
Continental Resources, Inc., 2.268%, 11/15/26(1)		550	510,797
Matador Resources Co., 6.50%, 4/15/32(1)		1,400	1,401,147
Nabors Industries Ltd., 7.50%, 1/15/28(1)		665	635,167
National Fuel Gas Co., 3.95%, 9/15/27		650	621,823
NiSource, Inc., 5.25%, 3/30/28		950	949,283
Occidental Petroleum Corp., 6.125%, 1/1/31		475	486,474
Parkland Corp.:
4.50%, 10/1/29(1)		376	344,469
4.625%, 5/1/30(1)		1,501	1,370,104
Permian Resources Operating LLC:
5.375%, 1/15/26(1)		232	229,794
5.875%, 7/1/29(1)		2,252	2,218,925
7.00%, 1/15/32(1)		1,214	1,247,945
7.75%, 2/15/26(1)		1,166	1,176,497
Petroleos de Venezuela SA:
5.375%, 4/12/27(15)(19)		333	40,615
5.50%, 4/12/37(15)(19)		163	19,747
6.00%, 10/28/22(15)(19)		215	20,984
6.00%, 5/16/24(15)(19)		1,138	142,267
6.00%, 11/15/26(15)(19)		445	55,157
9.00%, 11/17/21(15)(19)		489	64,059
9.75%, 5/17/35(15)(19)		194	27,936
12.75%, 2/17/22(15)(19)		148	22,200
Petroleos Mexicanos:
6.50%, 3/13/27		235	224,070
6.84%, 1/23/30		416	366,474
6.875%, 8/4/26		367	359,623
Precision Drilling Corp.:
6.875%, 1/15/29(1)		932	922,876
7.125%, 1/15/26(1)		364	365,332
Repsol International Finance BV, 4.50% to 3/25/25, 3/25/75(15)(16)	EUR	100	106,948
Seadrill Finance Ltd., 8.375%, 8/1/30(1)		513	536,603
Southwestern Energy Co., 4.75%, 2/1/32		1,485	1,367,016
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)		721	720,555
Transocean, Inc., 8.75%, 2/15/30(1)		636	668,553
Var Energi ASA, 7.50%, 1/15/28(1)		600	631,732
Vital Energy, Inc.:
7.875%, 4/15/32(1)		694	706,020
9.75%, 10/15/30		1,026	1,121,202

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Oil and Gas (continued)
Weatherford International Ltd., 8.625%, 4/30/30(1)		1,355	$ 1,405,239
Wintershall Dea Finance 2 BV, Series NC5, 2.499% to 4/20/26(15)(16)(18)	EUR	200	200,709
			$ 25,750,343
Packaging & Containers — 0.4%
Ball Corp., 6.875%, 3/15/28		474	$ 486,974
Kleopatra Finco SARL, 4.25%, 3/1/26(15)	EUR	140	132,349
OI European Group BV, 6.25%, 5/15/28(15)	EUR	125	138,613
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)		1,721	1,720,164
Silgan Holdings, Inc., 1.40%, 4/1/26(1)		550	510,249
Trivium Packaging Finance BV:
3.75%, 8/15/26(15)	EUR	100	105,020
5.50%, 8/15/26(1)		424	415,885
7.578%, (3 mo. EURIBOR + 3.75%), 8/15/26(2)(15)	EUR	300	322,081
8.50%, 8/15/27(1)		810	804,792
			$ 4,636,127
Pharmaceuticals — 0.6%
Bayer AG, 5.375% to 6/25/30, 3/25/82(15)(16)	EUR	500	$ 510,843
BellRing Brands, Inc., 7.00%, 3/15/30(1)		2,444	2,507,026
CVS Health Corp., 3.75%, 4/1/30		525	483,310
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)		900	929,904
Nidda Healthcare Holding GmbH, 7.50%, 8/21/26(15)	EUR	400	440,699
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(1)		1,182	1,081,152
Prestige Brands, Inc., 3.75%, 4/1/31(1)		590	513,956
Rossini SARL:
6.75%, 10/30/25(15)	EUR	100	107,460
7.74%, (3 mo. EURIBOR + 3.875%), 10/30/25(2)(15)	EUR	300	322,531
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46		907	634,469
			$ 7,531,350
Pipelines — 2.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(1)		1,874	$ 1,860,035
Cheniere Energy Partners LP, 4.00%, 3/1/31		2,706	2,462,531
Columbia Pipelines Holding Co. LLC:
6.042%, 8/15/28(1)		200	204,614
6.055%, 8/15/26(1)		50	50,413
DT Midstream, Inc., 4.125%, 6/15/29(1)		1,449	1,339,819
Energy Transfer LP:
4.95%, 5/15/28		675	665,006
5.00%, 5/15/50		1,094	929,414
Enterprise Products Operating LLC, 4.60%, 1/11/27		425	421,039
EQM Midstream Partners LP:
4.50%, 1/15/29(1)		1,355	1,279,745
Security	Principal Amount* (000's omitted)		Value
Pipelines (continued)
EQM Midstream Partners LP: (continued)
4.75%, 1/15/31(1)		1,086	$ 1,016,137
6.00%, 7/1/25(1)		257	257,222
6.50%, 7/1/27(1)		702	710,042
7.50%, 6/1/30(1)		1,010	1,078,490
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32		798	806,164
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)		1,317	1,354,656
Kinetik Holdings LP, 5.875%, 6/15/30(1)		2,308	2,275,770
Plains All American Pipeline LP, Series B, 9.694% to 7/29/24, (3 mo. SOFR + 4.372%)(2)(18)		1,912	1,913,163
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30		175	167,939
Venture Global LNG, Inc.:
8.125%, 6/1/28(1)		1,174	1,210,402
8.375%, 6/1/31(1)		1,878	1,949,319
9.50%, 2/1/29(1)		1,623	1,778,356
9.875%, 2/1/32(1)		1,542	1,679,315
Western Midstream Operating LP:
4.05%, 2/1/30		1,187	1,104,709
4.50%, 3/1/28		148	142,873
4.75%, 8/15/28		150	146,747
Williams Cos., Inc., 5.30%, 8/15/28		200	200,673
			$ 27,004,593
Publishing — 0.2%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		423	$ 408,293
8.00%, 8/1/29(1)		1,879	1,828,750
			$ 2,237,043
Radio and Television — 0.4%
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(1)		2,088	$ 1,829,389
7.875%, 4/1/30(1)		1,227	1,236,019
Townsquare Media, Inc., 6.875%, 2/1/26(1)		1,492	1,470,462
			$ 4,535,870
Real Estate Investment Trusts (REITs) — 1.5%
Akelius Residential Property AB, 2.249% to 2/17/26, 5/17/81(15)(16)	EUR	200	$ 198,119
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 5/15/29(15)	EUR	500	555,738
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		1,591	1,464,839
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)		737	732,256
8.875%, 9/1/31(1)		907	955,103
Emeria SASU, 7.75%, 3/31/28(15)	EUR	300	293,964
EPR Properties, 3.60%, 11/15/31		600	500,523
Equinix, Inc., 1.00%, 9/15/25		525	497,173

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Real Estate Investment Trusts (REITs) (continued)
Extra Space Storage LP, 5.70%, 4/1/28		450	$ 455,277
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)		2,048	2,158,342
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		1,316	1,242,182
3.75%, 9/15/30(1)		1,816	1,585,644
Heimstaden Bostad AB:
3.00% to 10/29/27(15)(16)(18)	EUR	102	66,617
3.375% to 1/15/26(15)(16)(18)	EUR	150	108,530
Heimstaden Bostad Treasury BV, 0.25%, 10/13/24(15)	EUR	225	236,258
VICI Properties LP/VICI Note Co., Inc.:
3.75%, 2/15/27(1)		323	307,057
3.875%, 2/15/29(1)		525	485,836
4.125%, 8/15/30(1)		1,108	1,008,561
4.25%, 12/1/26(1)		1,653	1,595,506
4.50%, 9/1/26(1)		895	872,228
4.625%, 12/1/29(1)		2,359	2,234,325
5.75%, 2/1/27(1)		573	573,445
			$ 18,127,523
Retail — 1.3%
AutoZone, Inc., 5.10%, 7/15/29		325	$ 323,724
B&M European Value Retail SA, 8.125%, 11/15/30(15)	GBP	200	267,717
Bertrand Franchise Finance SAS:
6.50%, 7/18/30(15)	EUR	100	108,088
6.50%, 7/18/30(1)	EUR	100	108,088
7.489%, (3 mo. EURIBOR + 3.75%), 7/18/30(1)(2)	EUR	120	129,279
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(15)	GBP	350	449,016
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)		1,574	1,628,896
Dufry One BV:
2.00%, 2/15/27(15)	EUR	200	201,668
3.375%, 4/15/28(15)	EUR	139	143,499
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28(1)		1,989	2,126,808
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)		1,582	1,456,680
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)		1,328	1,227,865
Home Depot, Inc., 5.15%, 6/25/26		350	350,410
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)		957	888,395
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)		1,652	1,546,579
8.25%, 8/1/31(1)		262	273,627
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/1/26(1)		1,537	1,519,838
PEU Fin PLC, 7.25%, 7/1/28(15)	EUR	200	222,829
Punch Finance PLC, 6.125%, 6/30/26(15)	GBP	125	155,611
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)		1,798	1,944,154
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		824	742,753
			$ 15,815,524
Security	Principal Amount* (000's omitted)		Value
Retailers (Except Food and Drug) — 0.7%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)		479	$ 480,924
6.75%, 7/1/36		437	435,505
6.95%, 3/1/33		1,027	1,000,769
9.375%, 7/1/25(1)		182	188,407
Dave & Buster's, Inc., 7.625%, 11/1/25(1)		2,417	2,430,900
Murphy Oil USA, Inc., 5.625%, 5/1/27		560	556,109
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)		1,290	1,199,747
7.75%, 2/15/29(1)		1,378	1,343,307
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)		1,532	1,407,348
			$ 9,043,016
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG, 10.50%, 3/30/29(15)	EUR	450	$ 505,422
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/27		700	677,460
ON Semiconductor Corp., 3.875%, 9/1/28(1)		1,544	1,426,090
Qorvo, Inc., 3.375%, 4/1/31(1)		250	214,542
			$ 2,823,514
Software — 0.6%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(1)		1,071	$ 1,088,313
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		1,555	1,444,653
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		1,268	1,218,624
9.00%, 9/30/29(1)		2,306	2,239,115
Concentrix Corp., 6.65%, 8/2/26		325	328,465
Oracle Corp.:
2.65%, 7/15/26		500	473,978
5.80%, 11/10/25		475	477,434
Rocket Software, Inc., 9.00%, 11/28/28(1)		530	539,125
			$ 7,809,707
Software and Services — 0.3%
Fair Isaac Corp., 4.00%, 6/15/28(1)		1,248	$ 1,168,453
Gartner, Inc.:
3.625%, 6/15/29(1)		427	391,425
3.75%, 10/1/30(1)		660	592,495
4.50%, 7/1/28(1)		908	875,908
Playtech PLC, 4.25%, 3/7/26(15)	EUR	200	211,505
			$ 3,239,786
Specialty Retail — 0.0%(13)
Fiber Bidco SpA, 7.711%, (3 mo. EURIBOR + 4.00%), 1/15/30(2)(15)	EUR	260	$ 281,930
Fiber Midco SpA, 10.00%, 6/15/29(1)(17)	EUR	155	166,254
			$ 448,184

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Steel — 0.3%
Allegheny Ludlum LLC, 6.95%, 12/15/25		465	$ 472,487
ATI, Inc., 5.875%, 12/1/27		320	316,136
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)		1,147	1,150,884
TMS International Corp., 6.25%, 4/15/29(1)		1,365	1,254,190
			$ 3,193,697
Surface Transport — 0.0%(13)
Hertz Corp., 4.625%, 12/1/26(1)		80	$ 58,122
			$ 58,122
Technology — 0.6%
athenahealth Group, Inc., 6.50%, 2/15/30(1)		2,297	$ 2,116,867
International Game Technology PLC:
4.125%, 4/15/26(1)		892	868,991
5.25%, 1/15/29(1)		2,500	2,420,564
6.25%, 1/15/27(1)		976	979,800
6.50%, 2/15/25(1)		513	513,599
			$ 6,899,821
Telecommunications — 1.7%
AT&T, Inc., 1.65%, 2/1/28		825	$ 732,809
Ciena Corp., 4.00%, 1/31/30(1)		1,883	1,703,872
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)		2,698	2,606,298
eircom Finance DAC, 5.75%, 12/15/29(15)	EUR	200	215,047
Iliad Holding SASU:
6.50%, 10/15/26(1)		671	668,625
6.875%, 4/15/31(15)	EUR	200	217,794
7.00%, 10/15/28(1)		811	804,900
8.50%, 4/15/31(1)		720	729,762
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(1)		420	349,218
6.75%, 10/15/27(1)		1,482	1,389,552
Lorca Telecom Bondco SA, 4.00%, 9/18/27(15)	EUR	643	672,748
Matterhorn Telecom SA, 3.125%, 9/15/26(15)	EUR	400	417,786
PLT VII Finance SARL:
4.625%, 1/5/26(15)	EUR	500	535,643
7.239%, (3 mo. EURIBOR + 3.50%), 6/15/31(2)(15)	EUR	100	107,162
Rogers Communications, Inc.:
2.95%, 3/15/25		500	490,292
5.00%, 2/15/29		275	271,666
Stagwell Global LLC, 5.625%, 8/15/29(1)		1,987	1,836,858
Summer (BC) Bidco B LLC, 5.50%, 10/31/26(1)		907	886,492
Summer (BC) Holdco A SARL, 9.25%, 10/31/27(15)	EUR	225	238,067
Summer (BC) Holdco B SARL, 5.75%, 10/31/26(15)	EUR	150	159,212
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	440	556,727
Telecom Italia SpA:
1.625%, 1/18/29(15)	EUR	100	93,898
7.875%, 7/31/28(15)	EUR	133	155,694
Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Telecom Italia SpA: (continued)
7.875%, 7/31/28(15)	EUR	192	$ 227,209
Telefonica Europe BV:
2.88% to 2/24/28(15)(16)(18)	EUR	200	200,624
7.125% to 8/23/28(15)(16)(18)	EUR	400	465,816
Viasat, Inc., 5.625%, 4/15/27(1)		476	426,435
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		709	599,829
Vmed O2 U.K. Financing I PLC:
3.25%, 1/31/31(15)	EUR	200	189,023
4.50%, 7/15/31(15)	GBP	100	104,588
4.75%, 7/15/31(1)		976	824,467
5.625%, 4/15/32(15)	EUR	125	130,372
7.75%, 4/15/32(1)		645	629,966
Vodafone Group PLC:
2.625% to 5/27/26, 8/27/80(15)(16)	EUR	400	412,865
4.875% to 7/3/25, 10/3/78(15)(16)	GBP	350	435,844
8.00% to 5/30/31, 8/30/86(15)(16)	GBP	200	271,629
Wp/ap Telecom Holdings III BV, 5.50%, 1/15/30(15)	EUR	450	447,590
			$ 21,206,379
Transportation — 0.5%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		1,528	$ 1,419,093
Penske Truck Leasing Co. LP/PTL Finance Corp.:
5.35%, 1/12/27(1)		175	174,735
6.20%, 6/15/30(1)		450	468,643
Seaspan Corp., 5.50%, 8/1/29(1)		1,911	1,707,705
SMBC Aviation Capital Finance DAC:
5.45%, 5/3/28(1)		450	450,437
5.55%, 4/3/34(1)		200	195,932
Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27(1)		1,008	1,005,004
			$ 5,421,549
Utilities — 1.4%
Calpine Corp.:
4.50%, 2/15/28(1)		1,073	$ 1,020,334
4.625%, 2/1/29(1)		680	631,490
5.00%, 2/1/31(1)		910	849,873
5.125%, 3/15/28(1)		1,511	1,454,335
5.25%, 6/1/26(1)		344	340,485
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)		838	749,703
NextEra Energy Operating Partners LP:
4.25%, 9/15/24(1)		60	59,625
4.50%, 9/15/27(1)		1,207	1,143,392
NRG Energy, Inc.:
3.375%, 2/15/29(1)		664	591,369
3.625%, 2/15/31(1)		1,107	950,190
3.875%, 2/15/32(1)		1,466	1,260,350
5.25%, 6/15/29(1)		673	646,340
10.25% to 3/15/28(1)(16)(18)		1,753	1,918,930

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	1,497	$ 1,431,370
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	939	874,962
5.00%, 7/31/27(1)	1,698	1,643,728
6.875%, 4/15/32(1)	1,405	1,427,392
		$ 16,993,868
Total Corporate Bonds (identified cost $635,248,674)		$ 618,006,678

Senior Floating-Rate Loans — 44.8%(20)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 0.7%
Aernnova Aerospace SAU:
Term Loan, 6.646%, (1 mo. EURIBOR + 3.00%), 2/26/27	EUR	796	$ 851,679
Term Loan, 6.902%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	204	218,379
Dynasty Acquisition Co., Inc.:
Term Loan, 8.844%, (SOFR + 3.50%), 8/24/28		1,191	1,196,761
Term Loan, 8.844%, (SOFR + 3.50%), 8/24/28		459	461,440
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(10)(19)		216	172,240
Novaria Holdings LLC, Term Loan, 9.694%, (SOFR + 4.25%), 6/6/31		200	201,500
TransDigm, Inc.:
Term Loan, 7.843%, (SOFR + 2.50%), 8/24/28		4,576	4,589,513
Term Loan, 8.085%, (SOFR + 2.75%), 3/22/30		1,323	1,326,989
			$ 9,018,501
Airlines — 0.1%
Mileage Plus Holdings LLC, Term Loan, 10.744%, (SOFR + 5.25%), 6/21/27		450	$ 459,760
SkyMiles IP Ltd., Term Loan, 9.075%, (SOFR + 3.75%), 10/20/27		837	858,668
			$ 1,318,428
Apparel & Luxury Goods — 0.2%
ABG Intermediate Holdings 2 LLC, Term Loan, 12/21/28(21)		425	$ 425,399
Gloves Buyer, Inc., Term Loan, 9.345%, (SOFR + 4.00%), 12/29/27		625	622,656
Hanesbrands, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 3/8/30		370	371,875
Touchdown Acquirer, Inc.:
Term Loan, 2.00%, 2/21/31(22)		175	176,057
Term Loan, 9.326%, (SOFR + 4.00%), 2/21/31		750	754,532
			$ 2,350,519
Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components — 1.0%
Adient U.S. LLC, Term Loan, 8.094%, (SOFR + 2.75%), 1/31/31		554	$ 558,436
Autokiniton U.S. Holdings, Inc., Term Loan, 9.458%, (SOFR + 4.00%), 4/6/28		509	513,136
Clarios Global LP:
Term Loan, 6.896%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	913	979,318
Term Loan, 8.344%, (SOFR + 3.00%), 5/6/30		2,604	2,615,461
DexKo Global, Inc.:
Term Loan, 7.722%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	405	421,252
Term Loan, 7.722%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	595	618,641
Term Loan, 9.346%, (SOFR + 3.75%), 10/4/28		806	803,276
Garrett LX I SARL, Term Loan, 8.076%, (SOFR + 2.75%), 4/30/28		632	632,125
LSF12 Badger Bidco LLC, Term Loan, 11.345%, (SOFR + 6.00%), 8/30/30		299	298,500
LTI Holdings, Inc.:
Term Loan, 8.958%, (SOFR + 3.50%), 9/6/25		3,304	3,261,272
Term Loan, 10.208%, (SOFR + 4.75%), 7/24/26		701	696,404
RealTruck Group, Inc., Term Loan, 10.458%, (SOFR + 5.00%), 1/31/28		673	671,208
			$ 12,069,029
Automobiles — 0.2%
MajorDrive Holdings IV LLC:
Term Loan, 9.596%, (SOFR + 4.00%), 6/1/28		437	$ 437,786
Term Loan, 10.985%, (SOFR + 5.50%), 6/1/29		1,613	1,624,636
			$ 2,062,422
Beverages — 0.1%
City Brewing Co. LLC:
Term Loan, 9.09%, (SOFR + 3.50%), 4/5/28		548	$ 503,097
Term Loan, 11.579%, (SOFR + 6.25%), 4/5/28		178	180,311
Term Loan - Second Lien, 10.59%, (SOFR + 5.26%), 9.09 cash, 1.50% PIK, 4/5/28		1,048	838,667
			$ 1,522,075
Biotechnology — 0.1%
Alkermes, Inc., Term Loan, 7.832%, (SOFR + 2.50%), 3/12/26		1,071	$ 1,074,148
Alltech, Inc., Term Loan, 9.458%, (SOFR + 4.00%), 10/13/28		463	461,967
			$ 1,536,115
Building Products — 0.4%
LHS Borrower LLC, Term Loan, 10.194%, (SOFR + 4.75%), 2/16/29		1,122	$ 1,064,375
MI Windows and Doors LLC, Term Loan, 8.844%, (SOFR + 3.50%), 3/28/31		1,275	1,284,562
Oscar AcquisitionCo LLC, Term Loan, 9.585%, (SOFR + 4.25%), 4/29/29		884	885,631

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products (continued)
Sport Group Holding GmbH, Term Loan, 6/6/31(21)	EUR	1,000	$ 1,070,076
Standard Industries, Inc., Term Loan, 7.344%, (SOFR + 2.00%), 9/22/28		1,092	1,096,505
			$ 5,401,149
Capital Markets — 1.5%
Advisor Group, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 8/17/28		1,131	$ 1,135,888
Aretec Group, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 8/9/30		2,994	3,010,396
Athena Holdco SAS, Term Loan, 7.722%, (3 mo. EURIBOR + 4.00%), 4/14/31	EUR	1,000	1,076,082
Brookfield Property REIT, Inc., Term Loan, 7.944%, (SOFR + 2.50%), 8/27/25		612	610,008
CeramTec AcquiCo GmbH, Term Loan, 7.294%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	760	809,857
Citco Funding LLC, Term Loan, 8.097%, (SOFR + 2.75%), 4/27/28		769	772,556
EIG Management Co. LLC, Term Loan, 10.329%, (SOFR + 5.00%), 5/17/29		450	446,625
FinCo I LLC, Term Loan, 8.33%, (SOFR + 3.00%), 6/27/29		1,213	1,217,635
Focus Financial Partners LLC, Term Loan, 8.094%, (SOFR + 2.75%), 6/30/28		4,292	4,293,011
Franklin Square Holdings LP, Term Loan, 7.594%, (SOFR + 2.25%), 4/25/31		1,025	1,026,281
HighTower Holdings LLC, Term Loan, 9.586%, (SOFR + 4.00%), 4/21/28		1,012	1,015,086
Kestra Advisor Services Holdings A, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 3/22/31		650	653,250
Mariner Wealth Advisors LLC, Term Loan, 8.335%, (SOFR + 3.00%), 8/18/28		780	780,694
Press Ganey Holdings, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 4/30/31		650	650,406
Victory Capital Holdings, Inc., Term Loan, 7.652%, (SOFR + 2.25%), 7/1/26		873	874,641
			$ 18,372,416
Chemicals — 2.3%
Aruba Investments Holdings LLC, Term Loan, 7.646%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	968	$ 1,014,559
Groupe Solmax, Inc., Term Loan, 10.283%, (SOFR + 4.75%), 5/29/28(23)		192	186,252
INEOS Enterprises Holdings II Ltd., Term Loan, 7.794%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	500	538,264
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 9.197%, (SOFR + 3.75%), 7/8/30		1,047	1,040,174
INEOS Finance PLC, Term Loan, 7.123%, (3 mo. EURIBOR + 3.50%), 6/23/31	EUR	1,194	1,274,915
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 8.146%, (1 mo. EURIBOR + 4.50%), 4/2/29	EUR	1,000	1,069,229
Term Loan, 9.194%, (SOFR + 3.75%), 3/14/30		421	419,172
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Quattro Holdings U.K. Ltd.: (continued)
Term Loan, 9.694%, (SOFR + 4.25%), 4/2/29		2,291	$ 2,291,382
INEOS Styrolution Group GmbH, Term Loan, 5.646%, (1 mo. EURIBOR + 2.00%), 1/29/27	EUR	1,000	1,063,588
INEOS U.S. Finance LLC:
Term Loan, 7.944%, (SOFR + 2.50%), 11/8/28		611	610,708
Term Loan, 8.597%, (SOFR + 3.25%), 2/18/30		1,780	1,774,988
Term Loan, 9.094%, (SOFR + 3.75%), 2/7/31		525	525,903
Kraton Corp., Term Loan, 8.693%, (SOFR + 3.25%), 3/15/29		440	438,225
Kraton Polymers Holdings BV, Term Loan, 7.104%, (EURIBOR + 3.25%), 3/15/29(23)	EUR	500	527,577
Lonza Group AG:
Term Loan, 7.647%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	1,000	1,024,840
Term Loan, 9.36%, (SOFR + 3.93%), 7/3/28		1,701	1,651,485
Momentive Performance Materials, Inc., Term Loan, 9.844%, (SOFR + 4.50%), 3/29/28		790	786,708
Nouryon Finance BV:
Term Loan, 7.215%, (3 mo. EURIBOR + 3.50%), 4/3/28	EUR	750	802,084
Term Loan, 8.826%, (SOFR + 3.50%), 4/3/28		1,323	1,329,555
Olympus Water U.S. Holding Corp., Term Loan, 9.097%, (SOFR + 3.50%), 6/20/31		2,549	2,556,434
Orion Engineered Carbons GmbH:
Term Loan, 6.122%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,000	1,062,918
Term Loan, 7.585%, (SOFR + 2.15%), 9/24/28		365	364,688
Rohm Holding GmbH:
Term Loan, 8.767%, (3 mo. EURIBOR + 5.00%), 1/31/29	EUR	1,000	1,025,609
Term Loan, 10.837%, (SOFR + 5.50%), 1/31/29		912	872,848
SCUR-Alpha 1503 GmbH, Term Loan, 10.83%, (SOFR + 5.50%), 3/29/30		913	858,685
Tronox Finance LLC:
Term Loan, 8.071%, (SOFR + 2.50%), 3/10/28(23)		1,318	1,322,263
Term Loan, 8.094%, (SOFR + 2.75%), 4/4/29		474	475,552
W.R. Grace & Co.-Conn., Term Loan, 8.594%, (SOFR + 3.25%), 9/22/28		1,097	1,103,730
			$ 28,012,335
Commercial Services & Supplies — 1.8%
Albion Financing 3 SARL:
Term Loan, 10.831%, (SOFR + 5.50%), 8/17/26		296	$ 298,657
Term Loan, 10.836%, (SOFR + 5.25%), 8/17/26		1,511	1,518,806
Allied Universal Holdco LLC:
Term Loan, 7.396%, (1 mo. EURIBOR + 3.75%), 5/12/28	EUR	973	1,036,106
Term Loan, 9.194%, (SOFR + 3.75%), 5/12/28		2,665	2,658,126
Asplundh Tree Expert LLC, Term Loan, 7.194%, (SOFR + 1.75%), 9/7/27		1,083	1,084,456

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Belfor Holdings, Inc.:
Term Loan, 7.896%, (1 mo. EURIBOR + 4.25%), 11/1/30	EUR	1,000	$ 1,078,983
Term Loan, 9.094%, (SOFR + 3.75%), 11/1/30		585	589,471
EnergySolutions LLC, Term Loan, 9.094%, (SOFR + 3.75%), 9/20/30		4,389	4,425,115
Foundever Group, Term Loan, 7.40%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	500	416,555
Foundever Worldwide Corp., Term Loan, 9.208%, (SOFR + 3.75%), 8/28/28		1,848	1,430,356
GFL Environmental, Inc., Term Loan, 6/27/31(21)		950	947,625
Harsco Corp., Term Loan, 7.708%, (SOFR + 2.25%), 3/10/28		388	388,243
Heritage-Crystal Clean, Inc., Term Loan, 9.829%, (SOFR + 4.50%), 10/17/30		697	699,003
LABL, Inc., Term Loan, 10.444%, (SOFR + 5.00%), 10/29/28		707	698,923
Monitronics International, Inc., Term Loan, 13.091%, (SOFR + 7.50%), 6/30/28		1,427	1,428,160
Phoenix Services International LLC, Term Loan, 11.444%, (SOFR + 6.10%), 6/30/28		209	200,394
Prime Security Services Borrower LLC, Term Loan, 10/13/30(21)		950	951,039
Tempo Acquisition LLC, Term Loan, 7.594%, (SOFR + 2.25%), 8/31/28		820	822,564
TMF Group Holding BV:
Term Loan, 7.607%, (3 mo. EURIBOR + 3.75%), 5/3/28	EUR	1,000	1,072,289
Term Loan, 9.306%, (SOFR + 4.00%), 5/3/28		373	374,758
			$ 22,119,629
Construction Materials — 0.5%
Quikrete Holdings, Inc.:
Term Loan, 7.594%, (SOFR + 2.25%), 3/19/29		2,126	$ 2,129,992
Term Loan, 7.844%, (SOFR + 2.50%), 4/14/31		3,144	3,154,923
U.S. Silica Co., Term Loan, 9.344%, (SOFR + 4.00%), 3/25/30		323	324,949
			$ 5,609,864
Consumer Staples Distribution & Retail — 0.3%
Cardenas Markets, Inc., Term Loan, 12.185%, (SOFR + 6.75%), 8/1/29		395	$ 395,304
Peer Holding III BV:
Term Loan, 7.396%, (1 mo. EURIBOR + 3.75%), 9/29/28	EUR	500	536,633
Term Loan, 8.585%, (SOFR + 3.25%), 10/28/30		1,097	1,100,679
Term Loan, 6/20/31(21)		1,425	1,428,266
			$ 3,460,882
Containers & Packaging — 0.8%
Altium Packaging LLC, Term Loan, 7.844%, (SOFR + 2.50%), 6/5/31		500	$ 500,000
Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Berlin Packaging LLC, Term Loan, 9.144%, (SOFR + 3.75%), 6/9/31(23)		1,219	$ 1,222,698
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.119%, (SOFR + 3.68%), 4/13/29		564	565,425
Kouti BV, Term Loan, 7.219%, (3 mo. EURIBOR + 3.43%), 8/31/28	EUR	2,000	2,142,794
Pregis TopCo Corp., Term Loan, 9.344%, (SOFR + 4.00%), 7/31/26		621	621,748
Pretium Packaging LLC, Term Loan - Second Lien, 11.33%, (SOFR + 6.003%), 9.927% cash, 1.403% PIK, 10/2/28		128	111,205
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.333%, (SOFR + 6.75%), 10/1/29		350	214,375
Proampac PG Borrower LLC, Term Loan, 9.326%, (SOFR + 4.00%), 9/15/28		1,119	1,123,055
Reynolds Group Holdings, Inc., Term Loan, 7.845%, (SOFR + 2.50%), 9/24/28		1,724	1,728,047
Trident TPI Holdings, Inc., Term Loan, 9.332%, (SOFR + 4.00%), 9/15/28		1,302	1,305,068
			$ 9,534,415
Distributors — 0.4%
CD&R Hydra Buyer, Inc., Term Loan, 9.444%, (SOFR + 4.00%), 3/25/31		848	$ 850,525
Parts Europe SA, Term Loan, 7.647%, (3 mo. EURIBOR + 3.75%), 2/3/31	EUR	1,500	1,611,245
Phillips Feed Service, Inc., Term Loan, 12.444%, (SOFR + 7.00%), 11/13/24(10)		105	63,999
Rubix Group Midco 3 Ltd., Term Loan, 8.149%, (6 mo. EURIBOR + 4.25%), 9/30/26	EUR	1,000	1,074,446
Safic-Alcan SAS, Term Loan, 7.722%, (3 mo. EURIBOR + 4.00%), 6/22/29	EUR	1,000	1,074,297
Winterfell Financing SARL, Term Loan, 8.806%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	500	522,222
			$ 5,196,734
Diversified Consumer Services — 0.6%
Anticimex International AB, Term Loan, 7.194%, (3 mo. EURIBOR + 3.40%), 11/16/28	EUR	1,000	$ 1,068,942
Ascend Learning LLC, Term Loan, 8.944%, (SOFR + 3.50%), 12/11/28		634	634,316
Belron Finance U.S. LLC, Term Loan, 7.514%, (SOFR + 2.00%), 4/13/28		825	826,390
Fugue Finance BV, Term Loan, 8.044%, (3 mo. EURIBOR + 4.25%), 1/31/28	EUR	1,000	1,075,271
KUEHG Corp., Term Loan, 9.835%, (SOFR + 4.50%), 6/12/30		1,564	1,571,833
Sotheby's, Term Loan, 10.09%, (SOFR + 4.50%), 1/15/27		807	745,145

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
Spring Education Group, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 10/4/30		348	$ 351,297
Wand NewCo 3, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 1/30/31		1,250	1,259,505
			$ 7,532,699
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 7.851%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	1,000	$ 1,068,943
Sandy BidCo BV, Term Loan, 7.41%, (3 mo. EURIBOR + 3.60%), 8/17/29	EUR	1,000	1,069,016
			$ 2,137,959
Diversified Telecommunication Services — 1.2%
Altice France SA, Term Loan, 10.829%, (SOFR + 5.50%), 8/15/28		1,066	$ 786,055
Eircom Finco SARL, Term Loan, 6.929%, (1 mo. EURIBOR + 3.25%), 5/15/29	EUR	1,786	1,913,201
GEE Holdings 2 LLC:
Term Loan, 13.444%, (SOFR + 8.00%), 3/24/25(10)		329	263,051
Term Loan - Second Lien, 13.597%, (SOFR + 8.25%), 5.347% cash, 8.25% PIK, 3/23/26(10)		787	344,868
Lumen Technologies, Inc.:
Term Loan, 7.808%, (SOFR + 2.35%), 4/15/29		1,056	731,707
Term Loan, 7.808%, (SOFR + 2.35%), 4/15/30		1,056	715,872
Telenet International Finance SARL, Term Loan, 5.849%, (1 mo. EURIBOR + 2.25%), 4/30/29	EUR	1,750	1,846,519
UPC Broadband Holding BV:
Term Loan, 6.099%, (1 mo. EURIBOR + 2.50%), 4/30/29	EUR	1,500	1,601,693
Term Loan, 6.599%, (1 mo. EURIBOR + 3.00%), 1/31/29	EUR	3,000	3,207,630
Virgin Media Bristol LLC, Term Loan, 8.693%, (SOFR + 3.25%), 1/31/29		1,150	1,101,394
Virgin Media Ireland Ltd., Term Loan, 7.099%, (1 mo. EURIBOR + 3.50%), 7/15/29	EUR	1,000	1,064,772
Virgin Media SFA Finance Ltd., Term Loan, 6.099%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	600	631,165
Zayo Group Holdings, Inc., Term Loan, 6.896%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	958	878,029
			$ 15,085,956
Electrical Equipment — 0.3%
AZZ, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 5/13/29		308	$ 310,475
WEC U.S. Holdings Ltd., Term Loan, 8.094%, (SOFR + 2.75%), 1/27/31		3,050	3,057,051
			$ 3,367,526
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components — 0.9%
Chamberlain Group, Inc.:
Term Loan, 8.694%, (SOFR + 3.25%), 11/3/28		1,511	$ 1,512,599
Term Loan, 8.844%, (SOFR + 3.50%), 11/3/28		1,147	1,151,785
Creation Technologies, Inc., Term Loan, 11.068%, (SOFR + 5.50%), 10/5/28		956	891,004
II-VI, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 7/2/29		852	853,749
Minimax Viking GmbH, Term Loan, 6.896%, (1 mo. EURIBOR + 3.25%), 7/31/28	EUR	1,673	1,802,614
Mirion Technologies, Inc., Term Loan, 7.585%, (SOFR + 2.25%), 10/20/28		586	586,927
MX Holdings U.S., Inc., Term Loan, 8.208%, (SOFR + 2.75%), 7/31/28		248	248,841
Robertshaw U.S. Holding Corp.:
DIP Loan, 15.946%, (SOFR + 10.60%), 6.446% cash, 9.50% PIK, 9/27/24		344	338,788
Term Loan, 0.00%, 2/28/27(19)		0(24)	190
Term Loan, 0.00%, 2/28/27(19)		1,075	1,048,525
Term Loan - Second Lien, 0.00%, 2/28/27(19)		990	519,763
Sector Alarm Holding AS, Term Loan, 6/12/29(21)	EUR	500	535,277
Verifone Systems, Inc., Term Loan, 9.598%, (SOFR + 4.00%), 8/20/25		1,206	992,152
Verisure Holding AB, Term Loan, 6.722%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	1,000	1,068,395
			$ 11,550,609
Energy Equipment & Services — 0.2%
Ameriforge Group, Inc.:
Term Loan, 11.458%, (SOFR + 6.00%), 5.458% cash, 6.00% PIK, 12/31/25(10)		111	$ 50,987
Term Loan, 20.50%, (USD Prime + 12.00%), 12/31/25(10)		947	435,360
GIP Pilot Acquisition Partners LP, Term Loan, 7.827%, (SOFR + 2.50%), 10/4/30		473	473,209
PG Investment Co. 59 SARL, Term Loan, 8.835%, (SOFR + 3.50%), 3/26/31		1,075	1,083,230
			$ 2,042,786
Engineering & Construction — 0.4%
American Residential Services LLC, Term Loan, 9.096%, (SOFR + 3.50%), 10/15/27		555	$ 555,569
APi Group DE, Inc., Term Loan, 7.344%, (SOFR + 2.00%), 1/3/29		1,305	1,305,905
Artera Services LLC, Term Loan, 9.835%, (SOFR + 4.50%), 2/15/31		424	426,852
Azuria Water Solutions, Inc., Term Loan, 9.595%, (SOFR + 4.25%), 5/17/28		462	464,818
Northstar Group Services, Inc., Term Loan, 10.014%, (SOFR + 4.75%), 5/8/30		1,400	1,403,063
Platea BC Bidco AB:
Term Loan, 4/2/31(21)	EUR	417	446,415
Term Loan, 4/2/31(21)	EUR	83	89,283
			$ 4,691,905

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment — 0.6%
City Football Group Ltd., Term Loan, 8.586%, (SOFR + 3.00%), 7/22/30		1,344	$ 1,344,902
Crown Finance U.S., Inc., Term Loan, 13.958%, (SOFR + 8.50%), 6.958% cash, 7.00% PIK, 7/31/28		293	296,793
Playtika Holding Corp., Term Loan, 8.208%, (SOFR + 2.75%), 3/13/28		2,148	2,150,521
Renaissance Holding Corp., Term Loan, 9.597%, (SOFR + 4.25%), 4/5/30		943	943,329
UFC Holdings LLC, Term Loan, 8.336%, (SOFR + 2.75%), 4/29/26		2,721	2,729,589
Vue Entertainment International Ltd., Term Loan, 12.428%, (6 mo. EURIBOR + 8.50%), 4.028% cash, 8.40% PIK, 12/31/27	EUR	444	279,457
Vue International Bidco PLC, Term Loan, 11.844%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	121	129,561
			$ 7,874,152
Equity Real Estate Investment Trusts (REITs) — 0.2%
Iron Mountain, Inc.:
Term Loan, 7.208%, (1 mo. USD LIBOR + 1.75%), 1/2/26		867	$ 866,826
Term Loan, 7.594%, (SOFR + 2.25%), 1/31/31		1,020	1,019,025
			$ 1,885,851
Financial Services — 0.8%
CPI Holdco B LLC, Term Loan, 7.344%, (SOFR + 2.00%), 5/17/31		1,225	$ 1,224,234
Ditech Holding Corp., Term Loan, 0.00%, 6/30/25(19)		2,110	416,702
Grant Thornton Advisors LLC, Term Loan, 8.597%, (SOFR + 3.25%), 6/2/31		1,450	1,456,344
GTCR W Merger Sub LLC:
Term Loan, 6.972%, (3 mo. EURIBOR + 3.25%), 1/31/31	EUR	1,500	1,608,864
Term Loan, 8.335%, (SOFR + 3.00%), 1/31/31		2,875	2,880,391
NCR Atleos LLC, Term Loan, 10.18%, (SOFR + 4.75%), 3/27/29		1,291	1,306,431
Nuvei Technologies Corp., Term Loan, 8.444%, (SOFR + 3.00%), 12/19/30		821	822,927
			$ 9,715,893
Food & Staples Retailing — 0.1%
US Foods, Inc., Term Loan, 7.458%, (SOFR + 2.00%), 9/13/26		1,275	$ 1,279,910
			$ 1,279,910
Food Products — 1.1%
8th Avenue Food & Provisions, Inc., Term Loan, 10.208%, (SOFR + 4.75%), 10/1/25		584	$ 555,784
Badger Buyer Corp., Term Loan, 8.958%, (SOFR + 3.50%), 9/30/24		373	359,012
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
CHG PPC Parent LLC:
Term Loan, 8.146%, (1 mo. EURIBOR + 4.50%), 12/8/28	EUR	2,000	$ 2,159,749
Term Loan, 8.458%, (SOFR + 3.00%), 12/8/28		464	465,686
Del Monte Foods, Inc., Term Loan, 9.736%, (SOFR + 4.25%), 5/16/29		443	342,549
Froneri International Ltd.:
Term Loan, 5.991%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,275	1,361,522
Term Loan, 7.694%, (SOFR + 2.25%), 1/29/27		2,112	2,113,624
Monogram Food Solutions LLC, Term Loan, 9.458%, (SOFR + 4.00%), 8/28/28		536	537,591
Nomad Foods Europe Midco Ltd., Term Loan, 6.42%, (6 mo. EURIBOR + 2.50%), 6/24/28	EUR	3,000	3,215,361
Pegasus BidCo BV, Term Loan, 7.578%, (3 mo. EURIBOR + 3.75%), 7/12/29	EUR	1,000	1,074,584
Simply Good Foods USA, Inc., Term Loan, 7.944%, (SOFR + 2.50%), 3/17/27		180	180,415
United Petfood Group BV, Term Loan, 6.583%, (6 mo. EURIBOR + 2.75%), 4/24/28	EUR	750	800,034
Valeo F1 Co. Ltd. (Ireland), Term Loan, 7.858%, (6 mo. EURIBOR + 4.00%), 9/29/28	EUR	500	522,088
			$ 13,687,999
Health Care Equipment & Supplies — 0.3%
Bayou Intermediate II LLC, Term Loan, 10.091%, (SOFR + 4.50%), 8/2/28		731	$ 723,937
Journey Personal Care Corp., Term Loan, 9.708%, (SOFR + 4.25%), 3/1/28		1,510	1,506,243
Medline Borrower LP, Term Loan, 6.646%, (1 mo. EURIBOR + 3.00%), 10/23/28	EUR	1,000	1,070,504
			$ 3,300,684
Health Care Providers & Services — 2.7%
AEA International Holdings (Lux) SARL, Term Loan, 8.835%, (SOFR + 3.50%), 9/7/28		1,048	$ 1,050,853
Biogroup-LCD, Term Loan, 7.314%, (3 mo. EURIBOR + 3.50%), 2/9/28	EUR	750	778,112
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.335%, (SOFR + 8.00%), 1/15/26		3,765	3,256,428
CCRR Parent, Inc., Term Loan, 9.708%, (SOFR + 4.25%), 3/6/28		508	433,328
Cerba Healthcare SAS, Term Loan, 7.346%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	1,250	1,207,999
CHG Healthcare Services, Inc.:
Term Loan, 8.694%, (SOFR + 3.25%), 9/29/28		1,070	1,072,711
Term Loan, 9.094%, (SOFR + 3.75%), 9/29/28		398	399,700
CNT Holdings I Corp., Term Loan, 8.83%, (SOFR + 3.50%), 11/8/27		677	679,980
Concentra Health Services, Inc., Term Loan, 6/26/31(21)		375	376,406
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(19)		690	278,686

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Dedalus Finance GmbH, Term Loan, 7.612%, (6 mo. EURIBOR + 3.75%), 7/17/27	EUR	500	$ 530,120
Electron BidCo, Inc., Term Loan, 8.458%, (SOFR + 3.00%), 11/1/28		782	782,734
Elsan SAS, Term Loan, 6.819%, (3 mo. EURIBOR + 3.10%), 6/16/28	EUR	1,500	1,594,378
Ensemble RCM LLC, Term Loan, 8.33%, (SOFR + 3.00%), 8/1/29		2,313	2,309,632
IVC Acquisition Ltd.:
Term Loan, 10.085%, (SOFR + 4.75%), 12/12/28		1,020	1,022,749
Term Loan, 11.227%, (SONIA + 5.75%), 12/12/28	GBP	1,000	1,264,257
LSCS Holdings, Inc., Term Loan, 9.958%, (SOFR + 4.61%), 12/16/28		707	700,101
Medical Solutions Holdings, Inc., Term Loan, 8.694%, (SOFR + 3.25%), 11/1/28		1,443	1,093,455
Mehilainen Yhtiot Oy, Term Loan, 7.646%, (1 mo. EURIBOR + 4.00%), 8/9/28	EUR	1,000	1,074,010
Midwest Physician Administrative Services LLC, Term Loan, 8.846%, (SOFR + 3.25%), 3/12/28		460	404,032
National Mentor Holdings, Inc.:
Term Loan, 9.185%, (SOFR + 3.75%), 3/2/28		58	55,163
Term Loan, 9.192%, (SOFR + 3.75%), 3/2/28(23)		2,015	1,906,266
Option Care Health, Inc., Term Loan, 7.594%, (SOFR + 2.25%), 10/27/28		414	417,656
Pacific Dental Services LLC, Term Loan, 8.579%, (SOFR + 3.25%), 3/15/31		848	850,922
Phoenix Guarantor, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 2/21/31		1,586	1,583,822
R1 RCM, Inc., Term Loan, 8.329%, (SOFR + 3.00%), 6/21/29		224	225,412
Radnet Management, Inc., Term Loan, 7.827%, (SOFR + 2.50%), 4/18/31		725	726,359
Ramsay Generale de Sante SA, Term Loan, 6.847%, (3 mo. EURIBOR + 2.95%), 4/22/27	EUR	500	533,085
Select Medical Corp., Term Loan, 8.344%, (SOFR + 3.00%), 3/6/27		2,842	2,848,909
Sound Inpatient Physicians, Term Loan - Second Lien, 10.596%, (SOFR + 5.00%), 9.096% cash, 1.50% PIK, 6/28/28		410	316,059
Surgery Center Holdings, Inc., Term Loan, 8.089%, (SOFR + 2.75%), 12/19/30		943	946,074
Synlab Bondco PLC:
Term Loan, 6.361%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	500	532,909
Term Loan, 8.673%, (3 mo. EURIBOR + 4.75%), 12/23/30	EUR	125	134,413
U.S. Anesthesia Partners, Inc., Term Loan, 9.694%, (SOFR + 4.25%), 10/1/28		1,482	1,426,893
			$ 32,813,613
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology — 0.2%
Imprivata, Inc., Term Loan, 8.83%, (SOFR + 3.50%), 12/1/27		221	$ 221,974
Project Ruby Ultimate Parent Corp., Term Loan, 8.708%, (SOFR + 3.25%), 3/10/28		1,016	1,019,155
Waystar Technologies, Inc., Term Loan, 8.096%, (SOFR + 2.75%), 10/22/29		1,154	1,160,871
			$ 2,402,000
Hotels, Restaurants & Leisure — 1.8%
Caesars Entertainment, Inc., Term Loan, 8.097%, (SOFR + 2.75%), 2/6/31		2,269	$ 2,272,959
Carnival Corp., Term Loan, 8.094%, (SOFR + 2.75%), 10/18/28		2,052	2,063,838
ClubCorp Holdings, Inc., Term Loan, 10.596%, (SOFR + 5.26%), 9/18/26		1,602	1,612,935
Fertitta Entertainment LLC, Term Loan, 9.081%, (SOFR + 3.75%), 1/27/29		4,118	4,125,089
Flutter Financing BV, Term Loan, 7.585%, (SOFR + 2.25%), 11/25/30		3,060	3,064,979
Four Seasons Hotels Ltd., Term Loan, 7.344%, (SOFR + 2.00%), 11/30/29		1,006	1,011,580
GVC Holdings (Gibraltar) Ltd., Term Loan, 6.922%, (6 mo. EURIBOR + 3.25%), 6/30/28	EUR	1,850	1,988,333
IRB Holding Corp., Term Loan, 8.194%, (SOFR + 2.75%), 12/15/27		294	294,220
Ontario Gaming GTA LP, Term Loan, 9.585%, (SOFR + 4.25%), 8/1/30		970	975,784
Oravel Stays Singapore Pte. Ltd., Term Loan, 13.859%, (SOFR + 8.25%), 6/23/26		346	348,711
Playa Resorts Holding BV, Term Loan, 8.094%, (SOFR + 2.75%), 1/5/29		1,305	1,307,981
Scientific Games Holdings LP, Term Loan, 7.607%, (3 mo. EURIBOR + 3.75%), 4/4/29	EUR	1,000	1,071,406
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 8/25/28		875	876,992
SMG US Midco 2, Inc., Term Loan, 8.091%, (SOFR + 2.50%), 1/23/25		235	234,646
Wyndham Hotels & Resorts, Inc., Term Loan, 7.094%, (SOFR + 1.75%), 5/24/30		769	771,207
			$ 22,020,660
Household Durables — 1.2%
ACProducts, Inc., Term Loan, 9.846%, (SOFR + 4.25%), 5/17/28		1,722	$ 1,463,488
Libbey Glass, Inc., Term Loan, 11.975%, (SOFR + 6.50%), 11/22/27		9,358	9,314,844
Serta Simmons Bedding LLC:
Term Loan, 12.941%, (SOFR + 7.50%), 6/29/28		394	392,067
Term Loan, 12.949%, (SOFR + 7.50%), 6/29/28		3,630	2,925,425
Solis IV BV, Term Loan, 7.808%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	1,000	1,066,934
			$ 15,162,758

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Household Products — 0.3%
Kronos Acquisition Holdings, Inc.:
Term Loan, 11.493%, (SOFR + 6.00%), 12/22/26		390	$ 390,975
Term Loan, 6/27/31(21)		1,850	1,840,750
Nobel Bidco BV, Term Loan, 7.415%, (6 mo. EURIBOR + 3.50%), 9/1/28	EUR	1,000	1,055,333
			$ 3,287,058
Industrial Conglomerates — 0.1%
Ammeraal Beltech Holding BV, Term Loan, 8.722%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	500	$ 536,327
Rain Carbon GmbH, Term Loan, 8.826%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	901	954,863
			$ 1,491,190
Industrials Conglomerates — 0.3%
Kohler Energy Co. LLC:
Term Loan, 8.472%, (3 mo. EURIBOR + 4.75%), 5/1/31	EUR	1,500	$ 1,613,788
Term Loan, 10.085%, (SOFR + 4.75%), 5/1/31		2,275	2,287,324
			$ 3,901,112
Insurance — 1.6%
Alliant Holdings Intermediate LLC, Term Loan, 8.831%, (SOFR + 3.50%), 11/6/30		1,227	$ 1,231,436
AmWINS Group, Inc., Term Loan, 7.594%, (SOFR + 2.25%), 2/19/28		4,271	4,272,874
Broadstreet Partners, Inc., Term Loan, 6/14/31(21)		1,150	1,148,113
Financiere CEP SAS, Term Loan, 7.222%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	1,750	1,880,997
HUB International Ltd., Term Loan, 8.575%, (SOFR + 3.25%), 6/20/30		5,326	5,343,442
Ryan Specialty Group LLC, Term Loan, 8.094%, (SOFR + 2.75%), 9/1/27		1,660	1,670,897
Siaci Saint Honore, Term Loan, 11/16/28(21)	EUR	1,000	1,066,934
USI, Inc., Term Loan, 8.085%, (SOFR + 2.75%), 11/22/29		3,034	3,038,796
			$ 19,653,489
Interactive Media & Services — 0.2%
Buzz Finco LLC:
Term Loan, 8.194%, (SOFR + 2.75%), 1/29/27		551	$ 551,480
Term Loan, 8.679%, (SOFR + 3.25%), 1/29/27		60	60,314
Foundational Education Group, Inc., Term Loan, 9.341%, (SOFR + 3.75%), 8/31/28		536	520,833
Getty Images, Inc., Term Loan, 9.935%, (SOFR + 4.50%), 2/19/26		637	636,917
Match Group, Inc., Term Loan, 7.244%, (SOFR + 1.75%), 2/13/27		675	674,719
			$ 2,444,263
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services — 1.7%
Asurion LLC:
Term Loan, 8.708%, (SOFR + 3.25%), 12/23/26		3,049	$ 3,029,390
Term Loan, 8.708%, (SOFR + 3.25%), 7/31/27		1,074	1,057,816
Term Loan, 9.444%, (SOFR + 4.00%), 8/19/28		997	987,467
Term Loan - Second Lien, 10.708%, (SOFR + 5.25%), 1/31/28		1,350	1,260,000
Endure Digital, Inc., Term Loan, 8.944%, (SOFR + 3.50%), 2/10/28		2,716	2,525,880
Gainwell Acquisition Corp., Term Loan, 9.435%, (SOFR + 4.00%), 10/1/27		3,041	2,935,088
Go Daddy Operating Co. LLC, Term Loan, 7.344%, (SOFR + 2.00%), 11/9/29		146	146,796
Indy U.S. Bidco LLC, Term Loan, 7.396%, (3 mo. EURIBOR + 3.75%), 3/6/28	EUR	726	767,920
Informatica LLC, Term Loan, 7.594%, (SOFR + 2.25%), 10/27/28		2,615	2,624,618
NAB Holdings LLC, Term Loan, 8.097%, (SOFR + 2.75%), 11/23/28		1,097	1,099,223
Rackspace Technology Global, Inc.:
Term Loan, 11.692%, (SOFR + 6.25%), 5/15/28		1,463	1,482,243
Term Loan - Second Lien, 8.192%, (SOFR + 2.75%), 5/15/28		2,335	1,091,541
Sedgwick Claims Management Services, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 2/24/28		1,209	1,211,638
team.blue Finco SARL, Term Loan, 7.422%, (3 mo. EURIBOR + 3.70%), 3/30/28	EUR	1,000	1,055,305
			$ 21,274,925
Leisure Products — 0.1%
Accell Group NV, Term Loan, 8.648%, (6 mo. EURIBOR + 4.90%), 6/14/29	EUR	500	$ 136,279
Fender Musical Instruments Corp., Term Loan, 9.444%, (SOFR + 4.00%), 12/1/28		302	298,005
OVG Business Services LLC, Term Loan, 8.345%, (SOFR + 3.00%), 6/25/31		400	399,750
Recess Holdings, Inc., Term Loan, 9.844%, (SOFR + 4.50%), 2/20/30		775	781,054
			$ 1,615,088
Life Sciences Tools & Services — 0.5%
Avantor Funding, Inc., Term Loan, 6.146%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	408	$ 438,725
Catalent Pharma Solutions, Inc.:
Term Loan, 7.458%, (SOFR + 2.00%), 2/22/28		808	808,572
Term Loan, 8.344%, (SOFR + 3.00%), 2/22/28		249	249,843
Curia Global, Inc., Term Loan, 9.177%, (SOFR + 3.75%), 8/30/26		241	227,866
IQVIA, Inc., Term Loan, 7.335%, (SOFR + 2.00%), 1/2/31		1,318	1,325,275
LGC Group Holdings Ltd., Term Loan, 6.896%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	1,000	1,067,604

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
Loire Finco Luxembourg SARL, Term Loan, 8.944%, (SOFR + 3.50%), 4/21/27		336	$ 334,887
Packaging Coordinators Midco, Inc., Term Loan, 8.585%, (SOFR + 3.25%), 11/30/27		1,335	1,341,627
			$ 5,794,399
Machinery — 2.1%
Alliance Laundry Systems LLC, Term Loan, 8.899%, (SOFR + 3.50%), 10/8/27		912	$ 916,661
American Trailer World Corp., Term Loan, 9.194%, (SOFR + 3.75%), 3/3/28		612	599,979
Apex Tool Group LLC:
Term Loan, 15.444%, (SOFR + 10.00%), 7.50% cash, 7.944% PIK, 2/8/30		1,881	1,824,218
Term Loan - Second Lien, 12.694%, (SOFR + 7.35%), 5.344% cash, 7.35% PIK, 2/8/29		807	794,470
Barnes Group, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 9/3/30		496	498,050
Conair Holdings LLC, Term Loan, 9.208%, (SOFR + 3.75%), 5/17/28		1,507	1,502,036
CPM Holdings, Inc., Term Loan, 9.829%, (SOFR + 4.50%), 9/28/28		301	298,785
Delachaux Group SA, Term Loan, 7.783%, (3 mo. EURIBOR + 4.00%), 4/16/29	EUR	948	1,017,673
EMRLD Borrower LP, Term Loan, 7.844%, (SOFR + 2.50%), 5/31/30		714	714,997
Engineered Machinery Holdings, Inc.:
Term Loan, 7.472%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	973	1,043,452
Term Loan, 9.346%, (SOFR + 3.75%), 5/19/28		2,605	2,620,405
Filtration Group Corp.:
Term Loan, 7.896%, (1 mo. EURIBOR + 4.25%), 10/21/28	EUR	1,184	1,272,580
Term Loan, 8.958%, (SOFR + 3.50%), 10/21/28		729	733,706
Gates Global LLC, Term Loan, 7.594%, (SOFR + 2.25%), 6/4/31		3,600	3,608,251
Icebox Holdco III, Inc., Term Loan, 9.346%, (SOFR + 3.75%), 12/22/28		832	834,938
INNIO Group Holding GmbH, Term Loan, 8.173%, (3 mo. EURIBOR + 4.25%), 11/2/28	EUR	578	621,298
Roper Industrial Products Investment Co. LLC:
Term Loan, 7.472%, (3 mo. EURIBOR + 3.75%), 11/22/29	EUR	494	530,576
Term Loan, 8.585%, (SOFR + 3.25%), 11/22/29		593	595,585
SPX Flow, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 4/5/29		942	948,187
TK Elevator Topco GmbH, Term Loan, 7.491%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	1,500	1,609,438
TK Elevator U.S. Newco, Inc., Term Loan, 8.791%, (SOFR + 3.50%), 4/30/30		2,001	2,014,181
Zephyr German BidCo GmbH, Term Loan, 7.446%, (6 mo. EURIBOR + 3.60%), 3/10/28	EUR	1,500	1,593,374
			$ 26,192,840
Borrower/Description	Principal Amount* (000's omitted)		Value
Marine Transportation — 0.1%
Boluda Towage, S.L., Term Loan, 7.397%, (1 mo. EURIBOR + 3.75%), 1/31/30	EUR	1,000	$ 1,070,058
			$ 1,070,058
Media — 0.6%
Aragorn Parent Corp., Term Loan, 9.589%, (SOFR + 4.25%), 12/15/28		949	$ 953,263
Axel Springer SE, Term Loan, 8.467%, (3 mo. EURIBOR + 4.75%), 12/18/26	EUR	1,000	1,074,966
Gray Television, Inc., Term Loan, 8.444%, (SOFR + 3.00%), 12/1/28		922	832,934
Hubbard Radio LLC, Term Loan, 9.844%, (SOFR + 4.50%), 9/30/27		538	431,692
iHeartCommunications, Inc., Term Loan, 8.458%, (SOFR + 3.00%), 5/1/26		444	347,354
MJH Healthcare Holdings LLC, Term Loan, 8.944%, (SOFR + 3.50%), 1/28/29		269	269,148
Sinclair Television Group, Inc., Term Loan, 8.091%, (SOFR + 2.50%), 9/30/26		619	582,144
Univision Communications, Inc., Term Loan, 8.708%, (SOFR + 3.25%), 3/15/26		3,208	3,213,771
			$ 7,705,272
Metals/Mining — 0.3%
Arsenal AIC Parent LLC, Term Loan, 9.094%, (SOFR + 3.75%), 8/18/30		744	$ 749,735
Dynacast International LLC, Term Loan, 14.697%, (SOFR + 9.00%), 10/22/25		399	294,933
PMHC II, Inc., Term Loan, 9.706%, (SOFR + 4.25%), 4/23/29		987	965,734
WireCo WorldGroup, Inc., Term Loan, 9.075%, (SOFR + 3.75%), 11/13/28		435	436,390
Zekelman Industries, Inc., Term Loan, 7.594%, (SOFR + 2.25%), 1/24/31		1,094	1,097,517
			$ 3,544,309
Oil, Gas & Consumable Fuels — 0.5%
Freeport LNG Investments LLLP, Term Loan, 9.086%, (SOFR + 3.50%), 12/21/28		655	$ 654,857
ITT Holdings LLC, Term Loan, 8.444%, (SOFR + 3.00%), 10/11/30		794	795,747
Matador Bidco SARL, Term Loan, 10.194%, (SOFR + 4.75%), 10/15/26		1,529	1,534,617
Oryx Midstream Services Permian Basin LLC, Term Loan, 8.441%, (SOFR + 3.00%), 10/5/28		1,018	1,020,198
Oxbow Carbon LLC, Term Loan, 8.844%, (SOFR + 3.50%), 5/10/30		520	522,349
UGI Energy Services LLC, Term Loan, 7.844%, (SOFR + 2.50%), 2/22/30		1,465	1,470,558
			$ 5,998,326

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Paper & Forest Products — 0.1%
Enviva Partners LP/Fin C:
DIP Loan, 4.00%, 12/13/24(22)		463	$ 473,025
DIP Loan, 13.346%, (SOFR + 8.00%), 12/13/24		185	224,736
Term Loan, 13.297%, (SOFR + 8.00%), 12/13/24		278	337,103
			$ 1,034,864
Passenger Airlines — 0.0%(13)
WestJet Loyalty LP, Term Loan, 9.048%, (SOFR + 3.75%), 2/14/31		500	$ 502,938
			$ 502,938
Personal Products — 0.1%
Rainbow Finco SARL, Term Loan, 7.407%, (6 mo. EURIBOR + 3.50%), 2/23/29	EUR	1,000	$ 1,068,869
			$ 1,068,869
Pharmaceuticals — 1.0%
Aenova Holding GmbH, Term Loan, 8.108%, (1 mo. EURIBOR + 4.50%), 3/6/26	EUR	1,000	$ 1,071,620
AI Sirona (Luxembourg) Acquisition SARL, Term Loan, 7.646%, (1 mo. EURIBOR + 4.00%), 9/30/28	EUR	1,000	1,072,958
Ceva Sante Animale:
Term Loan, 7.222%, (3 mo. EURIBOR + 3.50%), 11/8/30	EUR	1,500	1,606,728
Term Loan, 8.573%, (SOFR + 3.25%), 11/1/30		399	401,494
Jazz Financing Lux SARL, Term Loan, 8.458%, (SOFR + 3.00%), 5/5/28		1,419	1,421,431
Mallinckrodt International Finance SA:
Term Loan, 12.842%, (SOFR + 7.50%), 11/14/28		432	481,809
Term Loan - Second Lien, 14.842%, (SOFR + 9.50%), 11/14/28		2,450	2,662,371
Nidda Healthcare Holding AG, Term Loan, 2/21/30(21)	EUR	750	803,213
PharmaZell GmbH, Term Loan, 7.722%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,000	1,058,902
Recipharm AB, Term Loan, 6.766%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	1,000	1,053,548
			$ 11,634,074
Professional Services — 2.1%
AlixPartners LLP:
Term Loan, 6.722%, (3 mo. EURIBOR + 3.00%), 2/4/28	EUR	968	$ 1,037,902
Term Loan, 7.958%, (SOFR + 2.50%), 2/4/28		1,923	1,927,198
APFS Staffing Holdings, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 12/29/28		264	263,906
Apleona Holding GmbH, Term Loan, 6.665%, (3 mo. EURIBOR + 2.80%), 4/28/28	EUR	1,000	1,067,157
Camelot U.S. Acquisition LLC, Term Loan, 8.094%, (SOFR + 2.75%), 1/31/31		2,237	2,243,444
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
CoreLogic, Inc., Term Loan, 8.958%, (SOFR + 3.50%), 6/2/28		2,036	$ 2,004,618
Corporation Service Co., Term Loan, 8.094%, (SOFR + 2.75%), 11/2/29		266	266,900
Crisis Prevention Institute, Inc., Term Loan, 10.085%, (SOFR + 4.75%), 4/9/31		325	325,406
Deerfield Dakota Holding LLC, Term Loan, 9.085%, (SOFR + 3.75%), 4/9/27		2,043	2,044,640
EAB Global, Inc., Term Loan, 8/16/28(21)		224	224,426
Employbridge Holding Co., Term Loan, 10.314%, (SOFR + 4.75%), 7/19/28		2,309	1,609,610
First Advantage Holdings LLC, Term Loan, 8.208%, (SOFR + 2.75%), 1/31/27		606	607,150
Fleet Midco I Ltd., Term Loan, 8.594%, (SOFR + 3.25%), 2/21/31		725	729,531
Genuine Financial Holdings LLC, Term Loan, 9.345%, (SOFR + 4.00%), 9/27/30		397	396,131
Mermaid Bidco, Inc.:
Term Loan, 6/27/31(21)	EUR	1,000	1,074,297
Term Loan, 6/27/31(21)		475	476,188
Neptune Bidco U.S., Inc., Term Loan, 10.406%, (SOFR + 5.00%), 4/11/29		1,881	1,773,783
PHM Group Holding Oy, Term Loan, 6/20/31(21)	EUR	500	532,798
Rockwood Service Corp., Term Loan, 9.458%, (SOFR + 4.00%), 1/23/27		944	950,710
Saphilux SARL, Term Loan, 7.768%, (6 mo. EURIBOR + 4.00%), 7/18/28	EUR	500	537,358
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 7.426%, (1 mo. EURIBOR + 3.75%), 7/15/29	EUR	1,826	1,955,391
Teneo Holdings LLC, Term Loan, 10.094%, (SOFR + 4.75%), 3/13/31		1,047	1,051,139
Trans Union LLC, Term Loan, 7.344%, (SOFR + 2.00%), 12/1/28		1,245	1,247,953
Vaco Holdings LLC, Term Loan, 10.485%, (SOFR + 5.00%), 1/21/29		268	266,673
Wood Mackenzie Ltd., Term Loan, 8.823%, (SOFR + 3.50%), 2/7/31		1,200	1,209,750
			$ 25,824,059
Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 8.208%, (SOFR + 2.75%), 8/21/25		72	$ 72,059
Term Loan, 8.344%, (SOFR + 3.00%), 1/31/30		2,982	2,985,718
Term Loan, 9.094%, (SOFR + 3.75%), 1/31/30		1,229	1,238,542
Greystar Real Estate Partners LLC, Term Loan, 8.577%, (SOFR + 3.25%), 8/21/30		596	599,230
Homeserve USA Holding Corp., Term Loan, 7.839%, (SOFR + 2.50%), 10/21/30		898	900,742
			$ 5,796,291

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Road & Rail — 0.5%
Hertz Corp.:
Term Loan, 8.859%, (SOFR + 3.25%), 6/30/28		1,020	$ 923,669
Term Loan, 8.859%, (SOFR + 3.25%), 6/30/28		198	178,026
Term Loan, 9.098%, (SOFR + 3.75%), 6/30/28		721	655,550
Kenan Advantage Group, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 1/25/29		2,177	2,179,086
Uber Technologies, Inc., Term Loan, 8.089%, (SOFR + 2.75%), 3/3/30		1,897	1,907,901
			$ 5,844,232
Semiconductors & Semiconductor Equipment — 0.3%
Altar Bidco, Inc., Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29		1,249	$ 1,249,031
Bright Bidco BV, Term Loan, 14.344%, (SOFR + 9.00%), 6.344% cash, 8.00% PIK, 10/31/27		367	175,471
MaxLinear, Inc., Term Loan, 7.708%, (SOFR + 2.25%), 6/23/28		286	284,286
MKS Instruments, Inc., Term Loan, 6.646%, (1 mo. EURIBOR + 3.00%), 8/17/29	EUR	1,977	2,123,031
Synaptics, Inc., Term Loan, 7.85%, (SOFR + 2.25%), 12/2/28		389	389,547
			$ 4,221,366
Software — 5.2%
Applied Systems, Inc., Term Loan, 8.835%, (SOFR + 3.50%), 2/24/31		5,104	$ 5,149,139
AppLovin Corp., Term Loan, 7.844%, (SOFR + 2.50%), 8/16/30		1,571	1,574,250
Astra Acquisition Corp.:
Term Loan, 10.585%, (SOFR + 5.25%), 10/25/28		853	345,601
Term Loan, 12.026%, (SOFR + 6.75%), 2/25/28		413	376,561
Term Loan, 12.085%, (SOFR + 6.75%), 2/25/28		201	183,350
Term Loan, 18.665%, (SOFR + 13.33%), 10/25/29		1,237	377,347
Banff Merger Sub, Inc.:
Term Loan, 7.896%, (1 mo. EURIBOR + 4.25%), 12/29/28	EUR	481	516,693
Term Loan, 9.344%, (SOFR + 4.25%), 12/29/28		2,967	2,975,645
Cegid Group SAS, Term Loan, 7.391%, (3 mo. EURIBOR + 3.50%), 7/10/28	EUR	1,000	1,073,926
Central Parent, Inc., Term Loan, 8.585%, (SOFR + 3.25%), 7/6/29		2,258	2,230,596
Cloud Software Group, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 3/30/29(23)		1,485	1,485,589
Cloudera, Inc.:
Term Loan, 9.194%, (SOFR + 3.75%), 10/8/28		3,359	3,364,418
Term Loan - Second Lien, 11.444%, (SOFR + 6.00%), 10/8/29		775	770,641
Constant Contact, Inc., Term Loan, 9.561%, (SOFR + 4.00%), 2/10/28		1,708	1,682,785
Cornerstone OnDemand, Inc., Term Loan, 9.208%, (SOFR + 3.75%), 10/16/28		1,320	1,249,520
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Drake Software LLC, Term Loan, 9.595%, (SOFR + 4.25%), 6/26/31		2,050	$ 2,034,625
ECI Macola Max Holding LLC, Term Loan, 9.085%, (SOFR + 3.75%), 5/31/30		1,405	1,415,716
Epicor Software Corp.:
Term Loan, 0.00%, 5/30/31(22)		244	245,561
Term Loan, 8.578%, (SOFR + 3.25%), 5/23/31		2,082	2,092,936
Fiserv Investment Solutions, Inc., Term Loan, 9.326%, (SOFR + 4.00%), 2/18/27		504	486,297
GoTo Group, Inc.:
Term Loan, 10.178%, (SOFR + 4.75%), 4/28/28		947	846,818
Term Loan - Second Lien, 10.178%, (SOFR + 4.75%), 4/28/28		595	312,438
IGT Holding IV AB, Term Loan, 6.622%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,000	1,068,496
iSolved, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 10/15/30		499	501,036
Ivanti Software, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 12/1/27		1,434	1,138,541
Magenta Buyer LLC, Term Loan, 10.591%, (SOFR + 5.00%), 7/27/28		5	3,307
Marcel LUX IV SARL:
Term Loan, 7.762%, (1 mo. EURIBOR + 4.00%), 11/9/30	EUR	1,500	1,611,245
Term Loan, 9.32%, (SOFR + 4.00%), 11/11/30		1,222	1,233,393
McAfee LLC:
Term Loan, 7.272%, (3 mo. EURIBOR + 3.50%), 3/1/29	EUR	982	1,051,770
Term Loan, 8.579%, (SOFR + 3.25%), 3/1/29		2,751	2,751,000
Mosel Bidco SE:
Term Loan, 8.222%, (3 mo. EURIBOR + 4.50%), 9/16/30	EUR	750	806,058
Term Loan, 9.835%, (SOFR + 4.50%), 9/16/30		250	251,562
OceanKey (U.S.) II Corp., Term Loan, 8.944%, (SOFR + 3.50%), 12/15/28		611	610,810
Open Text Corp., Term Loan, 7.594%, (SOFR + 2.25%), 1/31/30		852	856,834
Polaris Newco LLC:
Term Loan, 7.722%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	973	1,017,252
Term Loan, 9.591%, (SOFR + 4.00%), 6/2/28		2,773	2,774,552
Proofpoint, Inc., Term Loan, 8.344%, (SOFR + 3.00%), 8/31/28		2,438	2,442,889
Quartz Acquireco LLC, Term Loan, 8.085%, (SOFR + 2.75%), 6/28/30		744	747,865
Quest Software U.S. Holdings, Inc., Term Loan, 9.73%, (SOFR + 4.25%), 2/1/29		990	737,907
RealPage, Inc., Term Loan, 8.458%, (SOFR + 3.00%), 4/24/28		2,796	2,721,963
Sabre GLBL, Inc., Term Loan, 9.694%, (SOFR + 4.25%), 6/30/28		1,100	997,334
SolarWinds Holdings, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 2/5/27		1,812	1,816,781

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sophia LP, Term Loan, 8.944%, (SOFR + 3.50%), 10/9/29		386	$ 387,743
Turing Midco LLC, Term Loan, 8.096%, (SOFR + 2.50%), 3/24/28		163	160,189
UKG, Inc., Term Loan, 8.576%, (SOFR + 3.25%), 2/10/31		4,234	4,255,056
Veritas U.S., Inc.:
Term Loan, 8.472%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	963	888,493
Term Loan, 10.458%, (SOFR + 5.00%), 9/1/25		2,382	2,081,294
Vision Solutions, Inc., Term Loan, 9.591%, (SOFR + 4.25%), 4/24/28		414	408,478
			$ 64,112,300
Specialty Retail — 1.3%
Apro LLC, Term Loan, 6/26/31(21)		600	$ 601,500
Belron Luxembourg SARL, Term Loan, 6.252%, (3 mo. EURIBOR + 2.43%), 4/13/28	EUR	900	966,115
Boels Topholding BV, Term Loan, 7.052%, (3 mo. EURIBOR + 3.25%), 5/23/31	EUR	862	923,089
Etraveli Holding AB, Term Loan, 8.222%, (3 mo. EURIBOR + 4.50%), 11/2/28	EUR	937	1,006,038
Great Outdoors Group LLC, Term Loan, 9.208%, (SOFR + 3.75%), 3/6/28		2,365	2,365,576
Harbor Freight Tools USA, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 6/5/31		2,350	2,346,247
Hoya Midco LLC, Term Loan, 8.335%, (SOFR + 3.00%), 2/3/29		978	983,634
Les Schwab Tire Centers, Term Loan, 8.344%, (SOFR + 3.00%), 4/23/31		3,308	3,312,414
Mattress Firm, Inc., Term Loan, 9.846%, (SOFR + 4.25%), 9/25/28		1,171	1,171,445
PetSmart, Inc., Term Loan, 9.194%, (SOFR + 3.75%), 2/11/28		1,289	1,286,377
Speedster Bidco GmbH, Term Loan, 6.358%, (6 mo. EURIBOR + 2.50%), 3/31/27	EUR	1,000	1,062,918
			$ 16,025,353
Technology Hardware, Storage & Peripherals — 0.1%
Poseidon Bidco SASU, Term Loan, 8.722%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	750	$ 756,598
			$ 756,598
Trading Companies & Distributors — 1.4%
American Builders & Contractors Supply Co., Inc., Term Loan, 7.344%, (SOFR + 2.00%), 1/31/31		2,340	$ 2,350,264
Beacon Roofing Supply, Inc., Term Loan, 7.345%, (SOFR + 2.00%), 5/19/28		547	549,707
Core & Main LP, Term Loan, 7.589%, (SOFR + 2.25%), 2/9/31		374	374,998
DXP Enterprises, Inc., Term Loan, 10.164%, (SOFR + 4.75%), 10/11/30		670	675,046
Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
Foundation Building Materials Holding Co. LLC, Term Loan, 9.33%, (SOFR + 4.00%), 1/29/31		1,247	$ 1,243,563
Patagonia Bidco Ltd., Term Loan, 10.472%, (SONIA + 5.25%), 11/1/28	GBP	1,000	1,091,471
PEARLS (Netherlands) Bidco BV, Term Loan, 7.865%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	1,000	1,070,504
Quimper AB, Term Loan, 6.833%, (3 mo. EURIBOR + 2.93%), 2/16/26	EUR	1,875	2,003,263
Spin Holdco, Inc., Term Loan, 9.60%, (SOFR + 4.00%), 3/4/28		3,773	3,223,299
White Cap Buyer LLC, Term Loan, 8.594%, (SOFR + 3.25%), 10/19/29		2,677	2,683,534
Windsor Holdings III LLC:
Term Loan, 7.606%, (1 mo. EURIBOR + 4.00%), 8/1/30	EUR	500	537,260
Term Loan, 9.339%, (SOFR + 4.00%), 8/1/30		1,142	1,150,834
			$ 16,953,743
Transportation Infrastructure — 0.1%
Brown Group Holding LLC:
Term Loan, 8.194%, (SOFR + 2.75%), 6/7/28		218	$ 218,651
Term Loan, 8.34%, (SOFR + 3.00%), 7/2/29(23)		246	246,428
KKR Apple Bidco LLC, Term Loan, 8.208%, (SOFR + 2.75%), 9/22/28		171	170,874
			$ 635,953
Wireless Telecommunication Services — 0.5%
CCI Buyer, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 12/17/27		448	$ 448,526
Digicel International Finance Ltd., Term Loan, 12.075%, (SOFR + 6.75%), 5/25/27		4,988	4,850,410
SBA Senior Finance II LLC, Term Loan, 7.35%, (SOFR + 2.00%), 1/25/31		723	724,724
			$ 6,023,660
Total Senior Floating-Rate Loans (identified cost $562,709,690)			$ 548,544,102

Sovereign Government Bonds — 4.5%
Security	Principal Amount* (000's omitted)		Value
Albania — 0.1%
Albania Government International Bonds:
3.50%, 11/23/31(15)	EUR	300	$ 290,233
5.90%, 6/9/28(15)	EUR	886	978,828
			$ 1,269,061

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Angola — 0.2%
Angola Government International Bonds:
8.75%, 4/14/32(15)		1,161	$ 1,030,338
9.125%, 11/26/49(15)		400	329,034
9.375%, 5/8/48(15)		820	688,000
			$ 2,047,372
Argentina — 0.1%
Argentina Republic Government International Bonds:
3.50% to 7/9/29, 7/9/41(4)		200	$ 78,178
3.625% to 7/9/24, 7/9/35(4)		500	210,643
4.25% to 7/9/24, 1/9/38(4)		700	321,352
			$ 610,173
Bahamas — 0.0%(13)
Bahamas Government International Bonds:
6.00%, 11/21/28(15)		200	$ 175,750
8.95%, 10/15/32(15)		200	187,750
			$ 363,500
Bahrain — 0.1%
Bahrain Government International Bonds:
5.45%, 9/16/32(15)		200	$ 184,349
5.625%, 5/18/34(15)		200	180,156
6.75%, 9/20/29(15)		300	304,752
7.00%, 10/12/28(15)		300	309,644
7.375%, 5/14/30(15)		200	208,461
			$ 1,187,362
Barbados — 0.1%
Barbados Government International Bonds, 6.50%, 10/1/29(1)		642	$ 613,140
			$ 613,140
Benin — 0.2%
Benin Government International Bonds:
4.875%, 1/19/32(15)	EUR	406	$ 365,334
4.95%, 1/22/35(15)	EUR	430	365,275
6.875%, 1/19/52(15)	EUR	1,158	980,921
7.96%, 2/13/38(15)		200	186,311
			$ 1,897,841
Brazil — 0.2%
Brazil Government International Bonds:
3.875%, 6/12/30		371	$ 328,407
4.625%, 1/13/28		1,100	1,067,368
5.00%, 1/27/45		600	463,146
6.125%, 1/22/32		772	763,315
			$ 2,622,236
Security	Principal Amount* (000's omitted)		Value
Cameroon — 0.0%(13)
Republic of Cameroon International Bonds, 5.95%, 7/7/32(15)	EUR	500	$ 416,948
			$ 416,948
Chile — 0.1%
Chile Government International Bonds:
2.45%, 1/31/31		465	$ 396,988
2.55%, 7/27/33		600	487,798
3.24%, 2/6/28		260	244,393
3.50%, 1/25/50		300	216,554
			$ 1,345,733
Colombia — 0.1%
Colombia Government International Bonds:
3.25%, 4/22/32		900	$ 691,408
4.125%, 5/15/51		430	258,632
			$ 950,040
Costa Rica — 0.0%(13)
Costa Rica Government International Bonds, 6.55%, 4/3/34(15)		460	$ 474,505
			$ 474,505
Croatia — 0.0%(13)
Croatia Government International Bonds, 1.75%, 3/4/41(15)	EUR	212	$ 171,062
			$ 171,062
Dominican Republic — 0.1%
Dominican Republic International Bonds:
4.50%, 1/30/30(15)		250	$ 227,817
4.875%, 9/23/32(15)		530	475,744
5.95%, 1/25/27(15)		200	198,624
7.45%, 4/30/44(15)		300	315,340
			$ 1,217,525
Ecuador — 0.1%
Ecuador Government International Bonds:
0.00%, 7/31/30(15)		685	$ 328,805
2.50%, 7/31/40(15)		2,958	1,101,885
			$ 1,430,690
Egypt — 0.4%
Egypt Government International Bonds:
5.25%, 10/6/25(1)		200	$ 193,476
5.625%, 4/16/30(15)	EUR	995	856,856
5.80%, 9/30/27(15)		427	385,399
6.375%, 4/11/31(15)	EUR	203	173,207
7.053%, 1/15/32(15)		442	354,239
7.50%, 2/16/61(15)		260	174,906
7.625%, 5/29/32(15)		200	163,709

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Egypt (continued)
Egypt Government International Bonds: (continued)
7.903%, 2/21/48(15)	393	$ 276,962
8.15%, 11/20/59(15)	200	142,960
8.50%, 1/31/47(15)	600	445,806
8.70%, 3/1/49(15)	1,034	779,031
8.875%, 5/29/50(15)	972	742,450
		$ 4,689,001
El Salvador — 0.0%(13)
El Salvador Government International Bonds, 8.25%, 4/10/32(15)	350	$ 276,938
		$ 276,938
Ethiopia — 0.1%
Ethiopia International Bonds, 6.625%, 12/11/24(15)(19)	1,854	$ 1,344,061
		$ 1,344,061
Gabon — 0.0%(13)
Gabon Government International Bonds, 6.625%, 2/6/31(15)	200	$ 151,028
		$ 151,028
Ghana — 0.2%
Ghana Government International Bonds:
7.625%, 5/16/29(15)(19)	711	$ 361,814
7.75%, 4/7/29(15)(19)	560	286,741
7.875%, 2/11/35(15)(19)	200	102,794
8.125%, 1/18/26(15)(19)	208	108,351
8.125%, 3/26/32(15)(19)	576	296,312
8.627%, 6/16/49(15)(19)	740	372,871
8.75%, 3/11/61(15)(19)	597	307,395
		$ 1,836,278
Guatemala — 0.0%(13)
Guatemala Government Bonds, 5.375%, 4/24/32(15)	338	$ 322,857
		$ 322,857
Hungary — 0.1%
Hungary Government International Bonds:
2.125%, 9/22/31(15)	400	$ 317,332
6.25%, 9/22/32(1)(15)	700	723,004
		$ 1,040,336
India — 0.1%
Export-Import Bank of India:
2.25%, 1/13/31(15)	600	$ 497,670
5.50%, 1/18/33(1)	230	232,007
		$ 729,677
Security	Principal Amount* (000's omitted)		Value
Indonesia — 0.1%
Indonesia Government International Bonds:
4.70%, 2/10/34		962	$ 929,161
5.10%, 2/10/54		560	528,850
			$ 1,458,011
Iraq — 0.0%(13)
Iraq International Bonds, 5.80%, 1/15/28(15)		125	$ 117,121
			$ 117,121
Ivory Coast — 0.1%
Ivory Coast Government International Bonds:
5.25%, 3/22/30(15)	EUR	257	$ 251,082
6.625%, 3/22/48(15)	EUR	662	553,776
6.875%, 10/17/40(15)	EUR	512	459,731
8.25%, 1/30/37(15)		300	291,019
			$ 1,555,608
Jordan — 0.0%(13)
Jordan Government International Bonds:
5.85%, 7/7/30(15)		300	$ 269,327
7.50%, 1/13/29(15)		200	196,130
			$ 465,457
Kazakhstan — 0.0%(13)
Kazakhstan Government International Bonds, 6.50%, 7/21/45(15)		300	$ 346,734
			$ 346,734
Kenya — 0.1%
Republic of Kenya Government International Bonds, 9.75%, 2/16/31(15)		1,600	$ 1,536,072
			$ 1,536,072
Kuwait — 0.0%(13)
Kuwait International Government Bonds, 3.50%, 3/20/27(15)		247	$ 237,540
			$ 237,540
Lebanon — 0.0%(13)
Lebanon Government International Bonds, 6.375%, 3/9/49(19)		1,110	$ 79,087
			$ 79,087
Mexico — 0.1%
Mexico Government International Bonds:
4.875%, 5/19/33		600	$ 554,116
5.00%, 4/27/51		300	240,966
5.40%, 2/9/28		600	599,180
			$ 1,394,262

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Mongolia — 0.0%(13)
Mongolia Government International Bonds, 5.125%, 4/7/26(1)		200	$ 194,200
			$ 194,200
Montenegro — 0.1%
Montenegro Government International Bonds:
2.875%, 12/16/27(15)	EUR	100	$ 98,693
7.25%, 3/12/31(15)		515	517,446
			$ 616,139
Morocco — 0.0%(13)
Morocco Government International Bonds, 3.00%, 12/15/32(15)		365	$ 293,992
			$ 293,992
Nigeria — 0.1%
Nigeria Government International Bonds:
7.375%, 9/28/33(15)		312	$ 255,559
7.875%, 2/16/32(15)		500	432,991
8.25%, 9/28/51(15)		288	221,240
			$ 909,790
North Macedonia — 0.1%
North Macedonia Government International Bonds, 1.625%, 3/10/28(15)	EUR	905	$ 845,600
			$ 845,600
Oman — 0.1%
Oman Government International Bonds:
5.375%, 3/8/27(15)		200	$ 198,529
6.25%, 1/25/31(15)		483	497,913
6.75%, 1/17/48(15)		230	234,694
7.375%, 10/28/32(15)		250	276,959
			$ 1,208,095
Pakistan — 0.0%(13)
Pakistan Government International Bonds:
6.875%, 12/5/27(15)		200	$ 173,333
7.375%, 4/8/31(15)		200	160,960
			$ 334,293
Panama — 0.1%
Panama Government International Bonds:
2.252%, 9/29/32		201	$ 144,879
3.16%, 1/23/30		251	212,302
3.298%, 1/19/33		200	155,711
6.70%, 1/26/36		200	194,576
			$ 707,468
Security	Principal Amount* (000's omitted)		Value
Paraguay — 0.0%(13)
Paraguay Government International Bonds, 4.95%, 4/28/31(15)		577	$ 553,064
			$ 553,064
Peru — 0.1%
Peru Government International Bonds:
2.783%, 1/23/31		700	$ 602,738
3.00%, 1/15/34		250	203,327
3.30%, 3/11/41		447	331,901
			$ 1,137,966
Philippines — 0.1%
Philippines Government International Bonds:
5.00%, 7/17/33		720	$ 711,363
5.50%, 1/17/48		290	294,089
			$ 1,005,452
Romania — 0.1%
Romania Government International Bonds:
1.75%, 7/13/30(15)	EUR	400	$ 350,469
3.375%, 1/28/50(15)	EUR	400	285,248
6.625%, 9/27/29(15)	EUR	400	459,132
			$ 1,094,849
Serbia — 0.1%
Serbia International Bonds, 2.125%, 12/1/30(15)		1,003	$ 802,718
			$ 802,718
Sri Lanka — 0.2%
Sri Lanka Government International Bonds:
5.75%, 4/18/23(15)(19)		858	$ 493,349
6.20%, 5/11/27(15)(19)		800	471,555
6.35%, 6/28/24(15)(19)		520	300,075
6.825%, 7/18/26(15)(19)		200	118,841
6.85%, 3/14/24(15)(19)		230	133,778
6.85%, 11/3/25(15)(19)		583	345,561
			$ 1,863,159
Suriname — 0.2%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)		1,264	$ 1,181,555
9.00%, 12/31/50(1)		1,067	856,267
			$ 2,037,822
Tunisia — 0.0%(13)
Tunisian Republic, 6.375%, 7/15/26(15)	EUR	556	$ 515,580
			$ 515,580

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Turkey — 0.1%
Turkiye Government International Bonds:
4.25%, 4/14/26	500	$ 481,984
4.875%, 4/16/43	260	184,535
6.125%, 10/24/28	370	361,744
6.75%, 5/30/40	300	273,021
7.625%, 5/15/34	360	363,146
		$ 1,664,430
Ukraine — 0.1%
Ukraine Government International Bonds:
0.00%, GDP-Linked, 8/1/41(15)(25)	189	$ 93,295
7.375%, 9/25/34(15)(19)	533	154,104
7.75%, 9/1/24(15)(19)	614	196,672
7.75%, 9/1/25(15)(19)	609	194,470
7.75%, 9/1/26(15)(19)	113	35,249
7.75%, 9/1/28(15)(19)	318	97,895
7.75%, 9/1/29(15)(19)	400	124,937
		$ 896,622
United Arab Emirates — 0.1%
Finance Department Government of Sharjah:
4.375%, 3/10/51(15)	700	$ 486,642
6.50%, 11/23/32(1)(15)	1,250	1,296,046
		$ 1,782,688
Uruguay — 0.1%
Uruguay Government International Bonds:
4.375%, 1/23/31	200	$ 194,682
5.10%, 6/18/50	300	283,185
5.75%, 10/28/34	250	260,878
		$ 738,745
Uzbekistan — 0.1%
National Bank of Uzbekistan, 8.50%, 7/5/29(3)(15)	490	$ 485,124
Republic of Uzbekistan International Bonds, 5.375%, 2/20/29(15)	300	280,202
		$ 765,326
Venezuela — 0.0%(13)
Venezuela Government International Bonds:
6.00%, 12/9/49(15)(19)	159	$ 22,733
7.00%, 3/31/38(15)(19)	124	18,568
7.65%, 4/21/25(15)(19)	519	83,446
7.75%, 10/13/49(15)(19)	42	6,395
8.25%, 10/13/24(15)(19)	347	56,388
9.00%, 5/7/23(15)(19)	100	16,833
9.25%, 9/15/27(19)	632	120,080
9.25%, 5/7/28(15)(19)	296	51,119
9.375%, 1/13/34(19)	41	7,997
11.75%, 10/21/26(15)(19)	103	19,813
11.95%, 8/5/31(15)(19)	101	19,028
Security	Principal Amount* (000's omitted)	Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
12.75%, 8/23/22(15)(19)	50	$ 9,352
		$ 431,752
Zambia — 0.0%(13)
Zambia Government International Bonds:
0.50%, 12/31/53(15)	80	$ 39,200
5.75% to 6/30/31, 6/30/33(4)(15)	98	85,629
		$ 124,829
Total Sovereign Government Bonds (identified cost $55,902,947)		$ 54,721,835

Sovereign Loans — 0.3%
Borrower/Description	Principal Amount (000's omitted)	Value
Kenya — 0.1%
Government of Kenya, Term Loan, 11.726%, (SOFR + 6.45%), 6/29/25(2)	$624	$ 623,858
		$ 623,858
Tanzania — 0.2%
Government of the United Republic of Tanzania, Term Loan, 12.022%, (SOFR + 6.30%), 4/28/31(2)	$2,726	$ 2,731,007
		$ 2,731,007
Total Sovereign Loans (identified cost $3,349,386)		$ 3,354,865

U.S. Government Agency Mortgage-Backed Securities — 18.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, 8/1/52	$40,326	$ 39,071,762
5.50%, 5/1/32	207	208,840
6.50%, 6/17/28	6	5,933
7.00%, 10/17/27	5	5,003
7.50%, with various maturities to 2035	400	412,785
8.00%, with various maturities to 2030	31	32,572
9.00%, with various maturities to 2031	10	10,396
Federal National Mortgage Association:
4.50%, 7/1/42	2,433	2,367,515
4.714%, (COF + 1.316%), 10/1/36(26)	304	294,604
5.00%, with various maturities to 2040	2,555	2,551,617
5.50%, with various maturities to 2033	267	270,086

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
6.00%, 5/1/29	$59	$ 59,712
6.328%, (6 mo. RFUCCT + 1.541%), 9/1/37(26)	447	452,854
6.35%, (COF + 2.004%), 7/1/32(26)	372	379,618
6.50%, with various maturities to 2031	16	16,449
6.613%, (1 yr. CMT + 2.281), 8/1/36(26)	1,930	1,955,465
7.00%, with various maturities to 2029	132	131,991
7.50%, with various maturities to 2035	501	524,041
8.00%, with various maturities to 2027	8	8,170
8.064%, 10/15/29(8)	3	3,382
8.083%, 9/15/27(8)	8	8,296
8.206%, 9/20/28(8)	4	3,657
8.264%, 6/15/27(8)	4	4,223
8.50%, 12/1/37	91	94,766
9.00%, 2/1/32	62	63,122
9.50%, with various maturities to 2030	8	8,605
Government National Mortgage Association:
4.00%, 9/20/49	216	200,327
4.50%, with various maturities to 2052	2,274	2,174,580
5.00%, 6/20/52	13,946	13,610,800
5.50%, 30-Year, TBA(27)	13,950	13,842,669
5.50%, 3/20/54	9,352	9,304,638
6.00%, 30-Year, TBA(27)	5,300	5,323,603
6.00%, with various maturities to 2054	15,881	16,067,650
6.50%, with various maturities to 2054	6,845	7,019,198
7.00%, with various maturities to 2054	3,007	3,048,856
7.50%, with various maturities to 2054	3,213	3,275,602
8.00%, with various maturities to 2054	3,977	4,068,624
9.00%, 12/15/25	15	15,083
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(27)	9,737	9,411,796
5.50%, 30-Year, TBA(27)	25,350	25,006,387
6.00%, 30-Year, TBA(27)	60,700	60,880,240
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $222,005,014)		$ 222,195,517

Miscellaneous — 0.0%(13)
Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings LLC(10)(11)	2,257,600	$ 0
		$ 0
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(10)(11)	$1,186,000	$ 0
		$ 0
Security	Principal Amount/ Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding SA, Escrow Certificates(10)(11)	200,000	$ 0
Alpha Holding SA, Escrow Certificates(10)(11)	765,000	0
		$ 0
Pharmaceuticals — 0.0%
Endo Design LLC, Escrow Certificates(1)(10)(11)	$649,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(1)(10)(11)	1,550,000	0
		$ 0
Surface Transport — 0.0%(13)
Hertz Corp., Escrow Certificates(1)(11)	$364,000	$ 36,400
		$ 36,400
Total Miscellaneous (identified cost $0)		$ 36,400

Short-Term Investments — 1.3%
Affiliated Fund — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(28)	14,767,847	$ 14,767,847
Total Affiliated Fund (identified cost $14,767,847)		$ 14,767,847

U.S. Treasury Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 7/18/24	$169	$ 168,581
0.00%, 8/22/24(29)	167	165,741
0.00%, 9/5/24	164	162,434
Total U.S. Treasury Obligations (identified cost $496,751)		$ 496,756

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Total Short-Term Investments (identified cost $15,264,598)		$ 15,264,603
Total Investments — 164.6% (identified cost $2,105,715,290)		$ 2,015,493,153
Less Unfunded Loan Commitments — (0.1)%		$ (882,601)
Net Investments — 164.5% (identified cost $2,104,832,689)		$ 2,014,610,552
Other Assets, Less Liabilities — (82.2)%		$(1,006,193,271)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — 17.7%		$ 216,254,172
Net Assets Applicable to Common Shares — 100.0%		$ 1,224,671,453
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $712,255,872 or 58.2% of the Fund's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2024.
(3)	When-issued security.
(4)	Step coupon security. Interest rate represents the rate in effect at June 30, 2024.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2024.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2024.
(9)	Represents an investment in an issuer that may be deemed to be an affiliate.
(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(11)	Non-income producing security.
(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(13)	Amount is less than 0.05%.
(14)	Restricted security.
(15)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of these securities is $82,862,485 or 6.8% of the Fund's net assets applicable to common shares.
(16)	Security converts to variable rate after the indicated fixed-rate coupon period.
(17)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(18)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(19)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(20)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(21)	This Senior Loan will settle after June 30, 2024, at which time the interest rate will be determined.
(22)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At June 30, 2024 the total value of unfunded loan commitments is $894,644.
(23)	The stated interest rate represents the weighted average interest rate at June 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(24)	Principal amount is less than $500.
(25)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

(26)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at June 30, 2024.
(27)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(28)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(29)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	123,375	USD	133,469	9/18/24	$ (848)
EUR	1,238,996	USD	1,340,364	9/18/24	(8,512)
USD	2,427,365	EUR	2,243,791	9/18/24	15,414
USD	2,197,940	EUR	2,031,717	9/18/24	13,957
USD	1,894,167	EUR	1,750,917	9/18/24	12,028
USD	1,544,429	EUR	1,427,628	9/18/24	9,807
USD	1,369,772	EUR	1,266,181	9/18/24	8,698
USD	968,751	EUR	895,487	9/18/24	6,152
USD	316,634	EUR	290,000	9/18/24	4,900
USD	316,634	EUR	290,000	9/18/24	4,900
USD	505,626	EUR	467,387	9/18/24	3,211
USD	270,185	EUR	249,752	9/18/24	1,716
USD	97,121	EUR	89,776	9/18/24	617
USD	5,666	EUR	5,238	9/18/24	36
					$72,076
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	100,000	USD	107,469	Standard Chartered Bank	7/1/24	$ —	$ (374)
EUR	131,379	USD	140,694	Bank of America, N.A.	7/2/24	7	—
USD	45,826,077	EUR	42,161,465	Standard Chartered Bank	7/2/24	673,236	—
EUR	100,603	USD	107,841	Standard Chartered Bank	7/9/24	—	(65)
USD	213,606	EUR	199,704	Bank of America, N.A.	7/9/24	—	(336)
EUR	199,478	USD	214,536	Bank of America, N.A.	7/31/24	—	(613)
GBP	446,117	USD	567,420	Bank of America, N.A.	7/31/24	—	(3,388)
USD	503,668	CAD	688,035	State Street Bank and Trust Company	7/31/24	403	—
USD	371,187	EUR	342,671	Australia and New Zealand Banking Group Limited	7/31/24	3,703	—
USD	347,853	EUR	320,000	Bank of America, N.A.	7/31/24	4,682	—

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	587,699	EUR	543,869	Citibank, N.A.	7/31/24	$ 4,447	$ —
USD	5,715	EUR	5,289	Citibank, N.A.	7/31/24	43	—
USD	8,814,579	EUR	8,207,755	Goldman Sachs International	7/31/24	12,486	—
USD	396,391	EUR	369,407	Goldman Sachs International	7/31/24	234	—
USD	103,323	EUR	96,210	Goldman Sachs International	7/31/24	146	—
USD	256,485	EUR	239,212	HSBC Bank USA, N.A.	7/31/24	—	(49)
USD	664,551	EUR	608,991	Standard Chartered Bank	7/31/24	11,462	—
USD	346,245	EUR	323,159	Standard Chartered Bank	7/31/24	—	(315)
USD	16,121,114	EUR	15,023,000	State Street Bank and Trust Company	7/31/24	10,272	—
USD	10,075,234	EUR	9,389,041	State Street Bank and Trust Company	7/31/24	6,316	—
USD	246,522	EUR	227,173	State Street Bank and Trust Company	7/31/24	2,899	—
USD	189,938	EUR	177,000	State Street Bank and Trust Company	7/31/24	121	—
USD	118,099	EUR	110,056	State Street Bank and Trust Company	7/31/24	74	—
USD	489,202	EUR	456,878	State Street Bank and Trust Company	7/31/24	—	(760)
USD	5,956	GBP	4,764	Citibank, N.A.	7/31/24	—	(68)
USD	162,520	GBP	130,000	Citibank, N.A.	7/31/24	—	(1,840)
USD	1,965	GBP	1,572	HSBC Bank USA, N.A.	7/31/24	—	(23)
USD	32,131	GBP	25,712	HSBC Bank USA, N.A.	7/31/24	—	(378)
USD	306,834	GBP	242,247	State Street Bank and Trust Company	7/31/24	558	—
USD	329,421	GBP	264,247	State Street Bank and Trust Company	7/31/24	—	(4,671)
USD	5,386,577	GBP	4,320,880	State Street Bank and Trust Company	7/31/24	—	(76,375)
USD	111,574	GBP	87,181	UBS AG	7/31/24	1,350	—
USD	45,251,728	EUR	42,161,465	Standard Chartered Bank	8/2/24	32,988	—
GBP	29,412	USD	37,205	Standard Chartered Bank	8/30/24	—	(10)
GBP	3,600,000	USD	4,576,330	State Street Bank and Trust Company	8/30/24	—	(23,642)
USD	5,298,802	EUR	4,879,000	Bank of America, N.A.	8/30/24	58,974	—
USD	5,373,978	EUR	4,951,000	Bank of America, N.A.	8/30/24	56,826	—
USD	5,179,846	EUR	4,771,021	Bank of America, N.A.	8/30/24	55,984	—
USD	5,456,148	EUR	5,023,000	Standard Chartered Bank	8/30/24	61,671	—
USD	5,610,773	EUR	5,167,000	Standard Chartered Bank	8/30/24	61,646	—
USD	5,452,369	EUR	5,023,000	State Street Bank and Trust Company	8/30/24	57,892	—
USD	2,859,032	EUR	2,652,404	State Street Bank and Trust Company	8/30/24	10,469	—
USD	3,061,092	GBP	2,406,000	Bank of America, N.A.	8/30/24	18,379	—
USD	884,768	GBP	699,637	HSBC Bank USA, N.A.	8/30/24	—	(17)
USD	3,031,830	GBP	2,383,914	State Street Bank and Trust Company	8/30/24	17,047	—
USD	11,095,766	EUR	10,336,000	State Street Bank and Trust Company	9/30/24	—	(21,344)
USD	11,198,119	EUR	10,434,569	State Street Bank and Trust Company	9/30/24	—	(25,009)
USD	11,210,925	EUR	10,449,000	State Street Bank and Trust Company	9/30/24	—	(27,725)
						$1,164,315	$(187,002)

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	707	Long	9/30/24	$144,382,656	$ 518,853
U.S. 5-Year Treasury Note	1,646	Long	9/30/24	175,427,594	1,760,489
U.S. Ultra 10-Year Treasury Note	14	Long	9/19/24	1,589,438	17,500
Euro-Bobl	(28)	Short	9/6/24	(3,491,641)	(32,300)
Euro-Bund	(10)	Short	9/6/24	(1,409,585)	(20,909)
Euro-Buxl	(9)	Short	9/6/24	(1,255,325)	(31,036)
Euro-Schatz	(7)	Short	9/6/24	(792,396)	(3,861)
U.S. 2-Year Treasury Note	(9)	Short	9/30/24	(1,837,969)	(5,535)
U.S. 5-Year Treasury Note	(116)	Short	9/30/24	(12,363,063)	(65,393)
U.S. 10-Year Treasury Note	(46)	Short	9/19/24	(5,059,281)	(53,908)
U.S. Long Treasury Bond	(276)	Short	9/19/24	(32,654,250)	(894,301)
U.S. Ultra 10-Year Treasury Note	(2)	Short	9/19/24	(227,063)	(4,329)
U.S. Ultra-Long Treasury Bond	(198)	Short	9/19/24	(24,818,063)	(771,887)
					$413,383
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)***	Unrealized Appreciation (Depreciation)
Egypt	$ 158	1.00% (pays quarterly)(1)	6.27%	12/20/28	$(29,366)	$ 42,963	$13,597
Indonesia	2,300	1.00% (pays quarterly)(1)	0.79	6/20/29	22,617	(27,637)	(5,020)
Total	$2,458				$(6,749)	$15,326	$8,577
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Philippines	$2,280	1.00% (pays quarterly)(1)	6/20/29	$(30,895)	$33,962	$3,067
Total	$2,280			$(30,895)	$33,962	$3,067

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ivory Coast	Deutsche Bank AG	$ 271	1.00% (pays quarterly)(1)	2.84%	6/20/27	$(13,274)	$ 20,885	$ 7,611
Ivory Coast	Deutsche Bank AG	312	1.00% (pays quarterly)(1)	2.84	6/20/27	(15,285)	24,079	8,793
Mexico	Citibank, N.A.	2,041	1.00% (pays quarterly)(1)	1.54	12/20/31	(67,117)	68,147	1,030
Vietnam	Goldman Sachs International	300	1.00% (pays quarterly)(1)	1.16	6/20/29	(2,005)	2,571	567
Total		$2,924				$(97,681)	$115,682	$18,001
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2024, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $5,382,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term

SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
TBA	– To Be Announced
Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund enters into interest rate futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
At June 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Restricted Securities
At June 30, 2024, the Fund owned the following security (representing less than 0.05% of net assets applicable to common shares) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Endo, Inc.	4/23/24	321	$4,099	$8,130
Total Restricted Securities			$4,099	$8,130
Affiliated Investments
At June 30, 2024, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $23,661,958, which represents 1.9% of the Fund's net assets applicable to common shares. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.42%, 6/15/47	$342,235	$ —	$(183,521)	$ —	$(3,925)	$170,609	$19,193	$179,479
Series 2015-C23, Class D, 4.275%, 7/15/50	2,332,746	—	—	—	146,442	2,482,747	32,097	2,670,000
Series 2016-C29, Class D, 3.00%, 5/15/49	2,924,627	—	—	—	4,099	2,933,931	32,035	3,577,365
Series 2016-C32, Class D, 3.396%, 12/15/49	1,040,095	—	—	—	40,030	1,083,803	17,262	1,600,000
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	2,306,494	—	—	—	(92,064)	2,223,021	45,758	4,488,667
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR + 3.642%), 5/15/36	1,798,105	—	(1,845,000)	—	46,895	—	20,227	—
Short-Term Investments
Liquidity Fund, Institutional Class(1)	21,711,062	173,718,470	(180,661,685)	—	—	14,767,847	364,862	14,767,847
Total				$ —	$141,477	$23,661,958	$531,434
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Limited Duration Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

At June 30, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 159,322,009	$ —	$ 159,322,009
Closed-End Funds	21,207,330	—	—	21,207,330
Collateralized Mortgage Obligations	—	297,061,240	—	297,061,240
Commercial Mortgage-Backed Securities	—	63,333,837	—	63,333,837
Common Stocks	98,926	8,492,332	8,130	8,599,388
Convertible Bonds	—	3,845,349	—	3,845,349
Corporate Bonds	—	618,006,678	—	618,006,678
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	546,330,996	1,330,505	547,661,501
Sovereign Government Bonds	—	54,721,835	—	54,721,835
Sovereign Loans	—	3,354,865	—	3,354,865
U.S. Government Agency Mortgage-Backed Securities	—	222,195,517	—	222,195,517
Miscellaneous	—	36,400	0	36,400
Short-Term Investments:
Affiliated Fund	14,767,847	—	—	14,767,847
U.S. Treasury Obligations	—	496,756	—	496,756
Total Investments	$36,074,103	$1,977,197,814	$1,338,635	$2,014,610,552
Forward Foreign Currency Exchange Contracts	$ —	$ 1,245,751	$ —	$ 1,245,751
Futures Contracts	2,296,842	—	—	2,296,842
Swap Contracts	—	22,617	—	22,617
Total	$38,370,945	$1,978,466,182	$1,338,635	$2,018,175,762
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (196,362)	$ —	$ (196,362)
Futures Contracts	(1,883,459)	—	—	(1,883,459)
Swap Contracts	—	(157,942)	—	(157,942)
Total	$(1,883,459)	$ (354,304)	$ —	$ (2,237,763)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2024 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.